Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 160.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.4%

Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		$7,912	$7,926
Pacific Gas & Electric Co.
TBD% due 12/31/2020 µ		6,000	6,013
State Of Qatar
3.683% (LIBOR03M + 0.800%) due 12/21/2020 «~		6,100	6,054
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		3,900	3,872
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		6,650	6,648
Total Loan Participations and Assignments (Cost $30,438)			30,513

CORPORATE BONDS & NOTES 52.3%

BANKING & FINANCE 38.4%

ABN AMRO Bank NV
4.800% due 04/18/2026		2,400	2,507
Air Lease Corp.
3.000% due 09/15/2023		3,150	3,083
American Tower Corp.
3.500% due 01/31/2023		3,375	3,428
4.700% due 03/15/2022		1,600	1,675
Banco Santander S.A.
6.250% due 09/11/2021 •(d)(e)	EUR	400	461
Bank of America Corp.
3.419% due 12/20/2028 •		$25,242	24,728
4.000% due 04/01/2024		271	282
5.875% due 03/15/2028 •(d)		6,700	6,808
Barclays Bank PLC
7.625% due 11/21/2022 (e)		12,100	13,166
Barclays PLC
4.375% due 01/12/2026		1,500	1,511
6.500% due 09/15/2019 •(d)(e)	EUR	400	454
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$12,800	12,800
BNP Paribas S.A.
4.400% due 08/14/2028		14,700	15,153
4.705% due 01/10/2025 •		8,000	8,324
BPCE S.A.
5.150% due 07/21/2024		1,000	1,045
Charles Schwab Corp.
4.625% due 03/01/2022 •(d)		4,503	4,449
5.000% due 12/01/2027 •(d)		5,000	4,707
CIT Group, Inc.
4.750% due 02/16/2024		5,400	5,596
Cooperatieve Rabobank UA
4.375% due 08/04/2025		6,300	6,504
Credit Agricole S.A.
7.500% due 06/23/2026 •(d)(e)	GBP	100	142
Credit Suisse AG
6.500% due 08/08/2023 (e)		$7,216	7,747
Credit Suisse Group AG
7.500% due 07/17/2023 •(d)(e)		10,000	10,293
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		400	408
Crown Castle International Corp.
4.300% due 02/15/2029		3,000	3,097
5.250% due 01/15/2023		4,000	4,299
Deutsche Bank AG
4.250% due 10/14/2021		16,375	16,465
Discover Financial Services
4.500% due 01/30/2026		7,000	7,197
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		5,896	5,986
FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,541
Ford Motor Credit Co. LLC
5.584% due 03/18/2024		400	406
General Motors Financial Co., Inc.
4.250% due 05/15/2023		23,220	23,628
GLP Capital LP
5.250% due 06/01/2025		2,350	2,468

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

5.300% due 01/15/2029		3,150	3,320
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	24,946
4.000% due 03/03/2024		16,700	17,220
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	3,115
Harborwalk Funding Trust
5.077% due 02/15/2069 •		4,500	4,751
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,213
5.875% due 09/28/2026 •(d)(e)	GBP	11,600	15,241
6.250% due 03/23/2023 •(d)(e)		$7,000	6,995
6.375% due 09/17/2024 •(d)(e)		1,200	1,208
ING Groep NV
4.625% due 01/06/2026		5,000	5,253
Intesa Sanpaolo SpA
3.375% due 01/12/2023		10,400	10,162
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	926
6.221% (US0003M + 3.470%) due 04/30/2019 ~(d)		22,164	22,308
Karntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «	EUR	1,402	115
Lincoln Finance Ltd.
6.875% due 04/15/2021		3,300	3,778
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		$7,100	7,211
MetLife Capital Trust
7.875% due 12/15/2067		600	733
Morgan Stanley
3.591% due 07/22/2028 •		12,000	11,930
3.700% due 10/23/2024		10,000	10,186
4.000% due 07/23/2025		6,900	7,113
Navient Corp.
5.875% due 03/25/2021		5,255	5,446
7.250% due 01/25/2022		12,700	13,510
8.000% due 03/25/2020		1,950	2,033
Oversea-Chinese Banking Corp. Ltd.
3.133% (US0003M + 0.450%) due 05/17/2021 ~		7,700	7,725
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(d)(e)		1,800	1,838
8.625% due 08/15/2021 •(d)(e)		17,400	18,575
Santander UK Group Holdings PLC
2.875% due 08/05/2021		3,100	3,077
SLM Student Loan Trust
1.393% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	7,810	9,599
Springleaf Finance Corp.
6.125% due 05/15/2022		$7,700	8,008
State Street Corp.
5.625% due 12/15/2023 •(d)		14,000	14,113
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	385	588
5.744% due 04/13/2040		1,067	1,672
5.801% due 10/13/2040		6,938	10,965
UBS AG
4.750% due 02/12/2026 •(e)	EUR	400	479
7.625% due 08/17/2022 (e)		$6,000	6,603
Wells Fargo & Co.
3.450% due 02/13/2023		5,400	5,463
4.150% due 01/24/2029		10,000	10,466
6.381% (US0003M + 3.770%) due 06/15/2019 ~(d)		12,417	12,510
			494,752
INDUSTRIALS 11.4%

Bacardi Ltd.
4.450% due 05/15/2025		5,000	5,048
Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,870
BMW U.S. Capital LLC
3.188% (US0003M + 0.500%) due 08/13/2021 ~		15,300	15,273
Braskem Finance Ltd.
5.750% due 04/15/2021		1,600	1,665
Campbell Soup Co.
3.650% due 03/15/2023		5,800	5,887
Charter Communications Operating LLC
4.908% due 07/23/2025		800	844
CVS Health Corp.
4.100% due 03/25/2025		2,850	2,930
4.300% due 03/25/2028		10,000	10,151
DAE Funding LLC
5.250% due 11/15/2021		6,300	6,442
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		57	57
Ecopetrol S.A.
5.875% due 09/18/2023		3,400	3,722

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

Equifax, Inc.
3.554% (US0003M + 0.870%) due 08/15/2021 ~	4,050	4,026
General Electric Co.
5.000% due 01/21/2021 •(d)	9,000	8,402
General Mills, Inc.
3.700% due 10/17/2023	4,000	4,104
4.000% due 04/17/2025	4,600	4,767
HCA, Inc.
5.875% due 03/15/2022	3,200	3,440
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	300	303
3.950% due 09/01/2022	1,000	1,028
6.850% due 02/15/2020	3,000	3,098
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	2,606	2,578
Magellan Health, Inc.
4.900% due 09/22/2024	8,500	8,109
Marvell Technology Group Ltd.
4.875% due 06/22/2028	6,050	6,265
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023	1,011	1,086
7.150% due 04/01/2021 «	6,100	6,064
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	11,800	12,633
Rockies Express Pipeline LLC
5.625% due 04/15/2020	100	103
Sands China Ltd.
4.600% due 08/08/2023	15,400	15,912
Syngenta Finance NV
4.441% due 04/24/2023	2,500	2,553
Wabtec Corp.
4.950% due 09/15/2028	1,400	1,422
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,800	1,756
		146,538

UTILITIES 2.5%

AT&T, Inc.
3.777% (US0003M + 1.180%) due 06/12/2024 ~	5,500	5,459
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	1,725	1,706
Verizon Communications, Inc.
4.500% due 08/10/2033	12,000	12,725
4.672% due 03/15/2055	8,000	8,200
Vodafone Group PLC
3.750% due 01/16/2024	4,150	4,189
		32,279
Total Corporate Bonds & Notes (Cost $664,199)		673,569

MUNICIPAL BONDS & NOTES 0.6%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	135	137
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	114	123
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	203
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	1,095	1,245
		1,708
TEXAS 0.5%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	5,720	5,812
Total Municipal Bonds & Notes (Cost $7,363)		7,520

U.S. GOVERNMENT AGENCIES 48.9%

Fannie Mae
4.500% due 08/01/2039 - 11/01/2041	252	267
Fannie Mae, TBA
3.000% due 04/01/2034 - 05/01/2034	37,000	37,319
3.500% due 05/01/2034 - 05/01/2049	349,400	354,502
4.000% due 04/01/2049 - 05/01/2049	182,200	187,320
Freddie Mac
6.500% due 01/01/2038 - 10/01/2038	49	54
Ginnie Mae
3.279% due 02/20/2066 •	1,783	1,788
3.375% (H15T1Y + 1.500%) due 01/20/2022 ~	2	2
Ginnie Mae, TBA
5.000% due 04/01/2049 - 05/01/2049	33,000	34,471

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

Tennessee Valley Authority
7.125% due 05/01/2030		10,000	14,076
Total U.S. Government Agencies (Cost $626,703)			629,799

U.S. TREASURY OBLIGATIONS 25.5%

U.S. Treasury Bonds
3.000% due 02/15/2049 (g)		40,200	41,742
U.S. Treasury Inflation Protected Securities (c)
0.625% due 04/15/2023 (g)(k)		121,597	122,508
U.S. Treasury Notes
1.875% due 01/31/2022 (g)(i)(k)		164,900	163,309
Total U.S. Treasury Obligations (Cost $325,454)			327,559

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%

Banc of America Funding Trust
4.660% due 01/20/2047 ^~		57	55
Bear Stearns Adjustable Rate Mortgage Trust
3.446% due 05/25/2034 ~		23	21
4.547% due 10/25/2033 ~		25	25
Bear Stearns ALT-A Trust
4.099% due 02/25/2036 ^~		572	500
Cascade Funding Mortgage Trust
4.000% due 10/25/2068 «		2,900	2,946
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •		89	90
4.680% due 09/25/2035 •		108	110
Civic Mortgage LLC
3.892% due 06/25/2022 Ø		1,268	1,266
4.349% due 11/25/2022 Ø		4,289	4,289
Cordusio RMBS SRL
0.000% due 06/30/2035 •	EUR	23	26
Countrywide Alternative Loan Trust
2.686% due 05/25/2036 •		$54	48
6.000% due 08/25/2034		6,927	7,342
Countrywide Home Loan Mortgage Pass-Through Trust
3.126% due 03/25/2035 •		103	93
3.923% due 08/25/2034 ^~		15	14
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.009% due 07/25/2033 ~		3	4
Downey Savings & Loan Association Mortgage Loan Trust
2.742% due 08/19/2045 •		709	682
4.386% due 07/19/2044 ~		461	470
Eurosail PLC
1.793% due 06/13/2045 •	GBP	2,259	2,916
GreenPoint Mortgage Funding Trust
2.946% due 06/25/2045 •		$1,728	1,605
GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.164% due 10/25/2033 ~		3	3
GSR Mortgage Loan Trust
4.300% due 03/25/2033 •		20	20
4.521% due 09/25/2035 ~		142	145
4.791% due 09/25/2035 ~		280	288
HarborView Mortgage Loan Trust
2.672% due 01/19/2038 •		147	141
2.828% due 06/20/2035 •		241	239
HomeBanc Mortgage Trust
2.746% due 01/25/2036 •		932	926
3.443% due 04/25/2037 ^~		72	67
JPMorgan Mortgage Trust
4.171% due 11/25/2033 ~		24	25
4.327% due 07/25/2035 ~		175	177
4.570% due 02/25/2035 ~		22	22
4.687% due 07/25/2035 ~		330	342
LMREC, Inc.
3.471% due 02/22/2032 •		3,257	3,246
4.190% due 11/24/2031 «•		18,156	18,156
Morgan Stanley Mortgage Loan Trust
4.394% due 08/25/2034 ~		1,879	1,910
RBSSP Resecuritization Trust
2.984% due 09/26/2034 •		43	43
2.984% due 04/26/2037 •		852	848
Residential Accredit Loans, Inc. Trust
2.696% due 04/25/2046 •		888	419
Structured Adjustable Rate Mortgage Loan Trust
4.570% due 02/25/2034 ~		40	40
Structured Asset Mortgage Investments Trust
3.106% due 09/25/2045 •		613	588
Uropa Securities PLC
1.043% due 06/10/2059 •	GBP	7,631	9,512
1.193% due 06/10/2059 •		1,763	2,162
1.393% due 06/10/2059 •		1,379	1,692
1.593% due 06/10/2059 •		1,469	1,807
WaMu Mortgage Pass-Through Certificates Trust
2.796% due 01/25/2045 •		$80	80

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

3.226% due 11/25/2034 •		838	833
3.397% due 02/25/2046 •		559	558
Wells Fargo Mortgage-Backed Securities Trust
4.990% due 03/25/2036 ~		145	143
Total Non-Agency Mortgage-Backed Securities (Cost $64,975)			66,934

ASSET-BACKED SECURITIES 24.8%

Ally Master Owner Trust
3.290% due 05/15/2023		5,000	5,070
Ameriquest Mortgage Securities Trust
2.876% due 03/25/2036 •		96	95
Arbor Realty Commercial Real Estate Notes Ltd.
3.784% due 04/15/2027 •		11,900	11,914
Atrium Corp.
3.591% due 04/22/2027 •		5,650	5,604
4.122% due 10/23/2024 •		9,738	9,744
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 Ø		1,510	1,512
Bear Stearns Asset-Backed Securities Trust
2.690% due 12/25/2036		793	793
2.896% due 12/25/2035 •		77	77
3.486% due 10/25/2037 •		225	226
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.416% due 05/25/2035 •		3,499	3,481
Conseco Finance Corp.
6.220% due 03/01/2030		54	57
6.530% due 02/01/2031 ~		1,968	1,895
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		5,248	5,280
Crown Point CLO Ltd.
3.975% due 10/20/2028 •		9,260	9,241
Denali Capital CLO LLC
3.815% due 10/26/2027 •		22,470	22,370
Dryden Senior Loan Fund
3.687% due 10/15/2027 •		8,300	8,257
ECAF Ltd.
3.473% due 06/15/2040		432	430
4.947% due 06/15/2040		456	459
ECMC Group Student Loan Trust
3.240% due 02/27/2068		8,141	8,070
First Franklin Mortgage Loan Trust
3.221% due 09/25/2035 •		353	355
First NLC Trust
3.191% due 12/25/2035 •		453	456
Gallatin CLO Ltd.
3.837% (US0003M + 1.050%) due 07/15/2027 ~		13,600	13,574
Greystone Commercial Real Estate Ltd.
4.034% due 03/15/2027 •		17,900	17,950
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	2,150	2,407
Home Equity Asset Trust
3.686% due 10/25/2033 •		$490	488
ICG U.S. CLO Ltd.
3.629% due 01/16/2028 •		5,600	5,566
Jamestown CLO Ltd.
3.993% due 01/17/2027 •		12,252	12,245
Jubilee CLO BV
0.490% due 12/15/2029 •	EUR	12,850	14,366
Loomis Sayles CLO Ltd.
3.687% due 04/15/2028 •		$14,000	13,850
M360 Advisors LLC
4.395% due 07/24/2028		5,000	4,996
Merrill Lynch Mortgage Investors Trust
2.606% due 02/25/2037 •		174	74
METAL LLC
4.581% due 10/15/2042		3,054	3,051
Morgan Stanley ABS Capital, Inc. Trust
3.131% due 09/25/2035 •		363	363
3.736% due 07/25/2037 •		7,000	6,565
Morgan Stanley Mortgage Loan Trust
2.846% due 04/25/2037 •		121	58
Mountain View CLO Ltd.
3.587% due 10/15/2026 •		6,762	6,738
Navient Student Loan Trust
3.536% due 12/27/2066 •		15,854	15,934
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.371% due 09/25/2035 •		1,000	1,004
OCP CLO Ltd.
3.587% due 07/15/2027 •		3,300	3,273
OFSI Fund Ltd.
3.437% due 03/20/2025 •		1,385	1,382
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024		3,821	3,827
Residential Asset Securities Corp. Trust
3.126% due 08/25/2035 •		6,189	6,094

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

RMAT LP
4.090% due 05/25/2048 Ø		3,451	3,466
S-Jets Ltd.
3.967% due 08/15/2042		5,581	5,607
SLM Student Loan Trust
1.393% due 03/15/2038 •	GBP	21,133	26,452
Structured Asset Investment Loan Trust
3.176% due 06/25/2035 •		$184	184
3.191% due 03/25/2034 •		3,278	3,247
Structured Asset Securities Corp. Mortgage Loan Trust
2.826% due 02/25/2036 •		728	730
3.161% due 11/25/2035 •		1,200	1,205
Symphony CLO Ltd.
3.667% due 04/15/2028 •		9,600	9,569
Telos CLO Ltd.
3.723% due 04/17/2028 •		2,950	2,937
TICP CLO Ltd.
3.601% due 04/20/2028 •		12,450	12,360
Venture CLO Ltd.
3.667% due 04/15/2027		23,000	22,817
Wells Fargo Home Equity Asset-Backed Securities Trust
3.371% due 11/25/2035 •		1,500	1,507
3.536% due 10/25/2034 •		220	217
Total Asset-Backed Securities (Cost $318,549)			319,489

SOVEREIGN ISSUES 0.7%

Qatar Government International Bond
3.875% due 04/23/2023		9,000	9,273
Total Sovereign Issues (Cost $8,949)			9,273

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (f) 0.1%
			1,788

U.S. TREASURY BILLS 0.0%

2.414% due 06/20/2019 (a)(b)(k)		246	245
Total Short-Term Instruments (Cost $2,033)			2,033
Total Investments in Securities (Cost $2,048,663)			2,066,689

		SHARES

INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		520,868	5,151
Total Short-Term Instruments (Cost $5,151)			5,151
Total Investments in Affiliates (Cost $5,151)			5,151
Total Investments 160.9% (Cost $2,053,814)			$2,071,840
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $10,109)			1,588
Other Assets and Liabilities, net (61.0)%			(785,602)
Net Assets 100.0%			$1,287,826

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,788	U.S. Treasury Bills 0.000% due 09/26/2019	$(1,828)	$1,788	$1,788
Total Repurchase Agreements						$(1,828)	$1,788	$1,788

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.630%	02/08/2019	04/08/2019	$(43,615)	$(43,780)
	2.650	02/27/2019	04/26/2019	(24,526)	(24,586)
	3.000	03/28/2019	04/08/2019	(8,896)	(8,899)
BSN	2.630	02/11/2019	04/11/2019	(4,045)	(4,059)
DEU	2.650	02/21/2019	04/22/2019	(5,516)	(5,532)
Total Reverse Repurchase Agreements					$(86,856)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.500%	03/27/2019	04/03/2019	$(39,556)	$(39,570)
	2.800	03/28/2019	04/04/2019	(2,080)	(2,081)
UBS	2.630	01/17/2019	04/17/2019	(54,890)	(55,189)
	2.630	03/11/2019	04/16/2019	(10,123)	(10,138)
Total Sale-Buyback Transactions					$(106,978)

(g)	Securities with an aggregate market value of $194,440 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(159,018) at a weighted average interest rate of 2.598%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(82) of deferred price drop.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	$108.500	05/24/2019	24	$24	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.750	05/24/2019	1,393	1,393	12	1
Total Purchased Options					$12	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	1,086	$264,590	$(69)	$0	$(41)
Euro-Bund 10-Year Bond June Futures	06/2019	548	102,252	1,558	0	(154)
U.S. Treasury 5-Year Note June Futures	06/2019	1,402	162,391	1,527	0	(317)
				$3,016	$0	$(512)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond June Futures	06/2019	726	$(132,477)	$(3,570)	$269	$0
Total Futures Contracts				$(554)	$269	$(512)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.846%	$30,500	$3,769	$207	$3,976	$0	$(11)
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.311	10,600	1,925	(691)	1,234	16	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.920	11,900	(408)	454	46	9	0
Kinder Morgan, Inc.	1.000	Quarterly	06/20/2021	0.158	8,900	(182)	349	167	1	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.247	1,100	(37)	59	22	0	0
						$5,067	$378	$5,445	$26	$(11)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023		$78,400	$3,026	$(2,506)	$520	$152	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		256,700	1,879	8,169	10,048	619	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		172,800	1,906	(11,948)	(10,042)	449	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	46,000	(326)	(1,204)	(1,530)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	6,290,000	(80)	(1,218)	(1,298)	0	(111)
							$6,405	$(8,707)	$(2,302)	$1,226	$(111)
Total Swap Agreements							$11,472	$(8,329)	$3,143	$1,252	$(122)

(i)	Securities with an aggregate market value of $23,070 and cash of $21,048 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019		$23,943	EUR	21,274	$0	$(79)
	05/2019	EUR	21,274		$24,005	79	0
BPS	04/2019		384		438	8	0
	06/2019		$13,103	INR	945,743	414	0
BRC	04/2019		1,892	JPY	209,178	0	(5)
CBK	04/2019	EUR	1,291		$1,456	8	0
	04/2019	GBP	61,891		81,541	931	0
	04/2019	JPY	209,178		1,896	9	0
	04/2019		$1,382	GBP	1,052	0	(11)
	05/2019		1,902	JPY	209,178	0	(8)
GLM	04/2019	AUD	34,746		$24,838	166	0
	04/2019		$24,629	AUD	34,746	42	0
	04/2019		1,065	GBP	812	0	(8)
	04/2019		428	PLN	1,602	0	(11)
	05/2019	AUD	34,746		$24,644	0	(43)
	06/2019	KRW	3,199,711		2,854	29	0
HUS	05/2019		$228	ZAR	3,135	0	(12)
JPM	04/2019	EUR	19,599		$22,372	386	0
	04/2019	GBP	694		916	12	0
	08/2019		$10,838	MXN	213,378	0	(73)
SCX	04/2019	EUR	14,200	GBP	12,210	0	(25)
	04/2019		$81,780		61,773	0	(1,324)
	05/2019	GBP	61,773		$81,905	1,323	0
	06/2019	TWD	1,450,703		47,227	0	(71)
	06/2019		$17,331	IDR	247,371,644	0	(133)
SOG	04/2019		6,978	TRY	38,023	0	(300)
	06/2019		11,820	RUB	788,736	73	0
TOR	06/2019		12,799	COP	40,006,120	0	(297)
Total Forward Foreign Currency Contracts						$3,480	$(2,400)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	$70.000	05/06/2019	265,000	$10	$0
Total Purchased Options					$10	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950%	06/19/2019	30,000	$(28)	$(18)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	20,500	(35)	0
Total Written Options						$(63)	$(18)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	0.530%	$2,800	$(16)	$(29)	$0	$(45)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.221%	$9,250	$(644)	$584	$0	$(60)
	Mexico Government International
	Bond	1.000	Quarterly	12/20/2023	1.092	13,500	(220)	170	0	(50)
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.202	6,400	(103)	42	0	(61)
BRC	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.676	800	66	16	82	0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	3,000	(100)	(6)	0	(106)
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.202	1,200	(20)	9	0	(11)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.614	3,000	(104)	25	0	(79)
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2023	0.955	2,300	(21)	26	5	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.676	500	43	9	52	0
	Mexico Government International
HUS	Bond	1.000	Quarterly	12/20/2023	1.092	5,300	(85)	65	0	(20)
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.202	7,200	(116)	48	0	(68)
	Mexico Government International
JPM	Bond	1.000	Quarterly	06/20/2024	1.202	100	(2)	1	0	(1)
							$(1,306)	$989	$139	$(456)
Total Swap Agreements							$(1,322)	$960	$139	$(501)

(k)	Securities with an aggregate market value of $612 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$20,587	$9,926	$30,513
Corporate Bonds & Notes
Banking & Finance	0	494,637	115	494,752
Industrials	0	140,474	6,064	146,538
Utilities	0	32,279	0	32,279
Municipal Bonds & Notes
Illinois	0	1,708	0	1,708
Texas	0	5,812	0	5,812
U.S. Government Agencies	0	629,799	0	629,799
U.S. Treasury Obligations	0	327,559	0	327,559
Non-Agency Mortgage-Backed Securities	0	45,832	21,102	66,934
Asset-Backed Securities	0	319,489	0	319,489
Sovereign Issues	0	9,273	0	9,273
Short-Term Instruments
Repurchase Agreements	0	1,788	0	1,788
U.S. Treasury Bills	0	245	0	245
	$0	$2,029,482	$37,207	$2,066,689
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,151	$0	$0	$5,151

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2019 (Unaudited)

Total Investments	$5,151	$2,029,482	$37,207	$2,071,840

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	269	1,253	0	1,522
Over the counter	0	3,619	0	3,619

	$269	$4,872	$0	$5,141
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(512)	(122)	0	(634)
Over the counter	0	(2,919)	0	(2,919)

	$(512)	$(3,041)	$0	$(3,553)

Total Financial Derivative Instruments	$(243)	$1,831	$0	$1,588

Totals	$4,908	$2,031,313	$37,207	$2,073,428

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 12/31/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019(1)
Investments in Securities, at Value
Loan Participations
and Assignments	$3,766	$6,073	$0	$0	$0	$87	$0	$0	$9,926	$87
Corporate Bonds &
Notes
Banking &
Finance	83	0	0	0	0	32	0	0	115	32
Industrials	6,058	0	0	(9)	0	15	0	0	6,064	15
Non-Agency
Mortgage-Backed
Securities	22,700	0	(1,629)	0	0	31	0	0	21,102	32
Totals	$32,607	$6,073	$(1,629)	$(9)	$0	$165	$0	$0	$37,207	$166

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,872	Proxy Pricing	Base Price	99.060
	6,054	Third Party Vendor	Broker Quote	99.250
Corporate Bonds & Notes
Banking & Finance	115	Other Valuation Techniques(2)	—	—
Industrials	6,064	Third Party Vendor	Broker Quote	99.400
Non-Agency Mortgage-Backed Securities	21,102	Third Party Vendor	Broker Quote	100.000 - 101.614
Total	$37,207

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 260.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%

Las Vegas Sands LLC
4.249% due 03/27/2025	$244	$240
Qatar National Bank SAQ
3.583% due 12/22/2020 «	1,000	994
Total Loan Participations and Assignments (Cost $1,238)		1,234

CORPORATE BONDS & NOTES 134.7%

BANKING & FINANCE 65.8%

AerCap Ireland Capital DAC
4.250% due 07/01/2020 (e)	500	507
4.625% due 10/30/2020 (e)	500	512
Air Lease Corp.
2.750% due 01/15/2023 (e)	1,300	1,270
4.750% due 03/01/2020 (e)	500	508
Aircastle Ltd.
5.500% due 02/15/2022 (e)	1,500	1,575
Ally Financial, Inc.
4.125% due 03/30/2020	300	303
4.250% due 04/15/2021	200	203
8.000% due 03/15/2020	200	210
American Tower Corp.
3.300% due 02/15/2021	400	404
3.375% due 05/15/2024	1,200	1,208
Aozora Bank Ltd.
2.750% due 03/09/2020 (e)	1,000	994
Assurant, Inc.
3.860% (US0003M + 1.250%) due 03/26/2021 ~	400	399
Athene Global Funding
4.038% (US0003M + 1.230%) due 07/01/2022 ~(e)	900	905
Aviation Capital Group LLC
2.875% due 01/20/2022 (e)	800	788
4.125% due 08/01/2025	400	399
6.750% due 04/06/2021 (e)	250	267
Barclays PLC
2.750% due 11/08/2019 (e)	1,000	999
BGC Partners, Inc.
5.125% due 05/27/2021 (e)	300	306
BOC Aviation Ltd.
2.375% due 09/15/2021 (e)	400	391
3.000% due 03/30/2020 (e)	850	849
3.000% due 05/23/2022	1,300	1,281
Cantor Fitzgerald LP
6.500% due 06/17/2022 (e)	200	214
7.875% due 10/15/2019 (e)	1,500	1,537
Citigroup, Inc.
3.729% (US0003M + 0.950%) due 07/24/2023 ~(e)	1,500	1,503
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (e)	850	867
Danske Bank A/S
3.657% (US0003M + 1.060%) due 09/12/2023 ~(e)	1,500	1,440
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	105	107
Five Corners Funding Trust
4.419% due 11/15/2023 (e)	500	528
Ford Motor Credit Co. LLC
2.681% due 01/09/2020 (e)	2,000	1,992
5.750% due 02/01/2021	500	515
General Motors Financial Co., Inc.
3.500% due 07/10/2019 (e)	2,000	2,004
Goodman HK Finance
4.375% due 06/19/2024	1,100	1,131
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020 (e)	350	359
HSBC Holdings PLC
3.247% (US0003M + 0.650%) due 09/11/2021 ~(e)	2,500	2,499
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	1,000	995
ICICI Bank Ltd.
3.125% due 08/12/2020	300	299
3.500% due 03/18/2020	400	401

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

International Lease Finance Corp.
6.250% due 05/15/2019 (e)	200	201
8.250% due 12/15/2020 (e)	250	270
JPMorgan Chase & Co.
6.221% (US0003M + 3.470%) due 04/30/2019 ~(c)	646	650
Macquarie Bank Ltd.
2.600% due 06/24/2019	100	100
Mitsubishi UFJ Financial Group, Inc.
3.625% (US0003M + 0.860%) due 07/26/2023 ~(e)	2,000	2,006
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	1,000	982
2.750% due 10/21/2020	300	298
Mizuho Financial Group, Inc.
3.569% (US0003M + 0.940%) due 02/28/2022 ~(e)	1,400	1,408
Morgan Stanley
3.941% (US0003M + 1.180%) due 01/20/2022 ~	300	303
Navient Corp.
4.875% due 06/17/2019	690	691
5.875% due 03/25/2021	100	104
8.000% due 03/25/2020	500	521
Nomura Holdings, Inc.
6.700% due 03/04/2020 (e)	623	644
ORIX Corp.
2.900% due 07/18/2022 (e)	1,200	1,200
Qatari Diar Finance Co.
5.000% due 07/21/2020	600	614
QNB Finance Ltd.
4.147% (US0003M + 1.450%) due 08/11/2021 ~	600	601
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •(e)	600	596
4.152% (US0003M + 1.550%) due 06/25/2024 ~	500	494
4.154% (US0003M + 1.470%) due 05/15/2023 ~(e)	700	698
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,000	1,000
Santander UK PLC
2.350% due 09/10/2019 (e)	200	200
3.400% due 06/01/2021 (e)	1,100	1,109
SBA Tower Trust
3.156% due 10/10/2045 (e)	1,800	1,802
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	1,000	1,022
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,800	1,768
3.000% due 07/15/2022 (e)	300	297
Springleaf Finance Corp.
8.250% due 12/15/2020	200	215
State Bank of India
3.622% due 04/17/2019 (e)	800	800
3.745% (US0003M + 0.950%) due 04/06/2020 ~	600	601
WEA Finance LLC
2.700% due 09/17/2019 (e)	500	500
		52,364

INDUSTRIALS 55.9%

Allergan Sales LLC
5.000% due 12/15/2021 (e)	400	417
Andeavor Logistics LP
5.500% due 10/15/2019	1,800	1,818
Arrow Electronics, Inc.
3.500% due 04/01/2022 (e)	600	604
Bacardi Ltd.
4.500% due 01/15/2021	1,400	1,423
BAT Capital Corp.
3.564% (US0003M + 0.880%) due 08/15/2022 ~(e)	1,500	1,496
Bayer U.S. Finance LLC
2.750% due 07/15/2021	100	98
BMW U.S. Capital LLC
3.188% (US0003M + 0.500%) due 08/13/2021 ~(e)	1,500	1,497
Boral Finance Pty. Ltd.
3.000% due 11/01/2022 (e)	600	589
Boston Scientific Corp.
3.450% due 03/01/2024	500	510
Broadcom, Inc.
4.250% due 04/15/2026 (a)	1,100	1,092
Central Nippon Expressway Co. Ltd.
3.443% (US0003M + 0.850%) due 09/14/2021 ~(e)	1,400	1,409
Charter Communications Operating LLC
3.579% due 07/23/2020	500	504
4.386% (US0003M + 1.650%) due 02/01/2024 ~	300	301
4.464% due 07/23/2022	1,200	1,242
Crown Castle Towers LLC
3.222% due 05/15/2042 (e)	300	301
CVS Health Corp.
3.350% due 03/09/2021 (e)	900	908

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

D.R. Horton, Inc.
4.000% due 02/15/2020 (e)	300	303
4.375% due 09/15/2022 (e)	1,000	1,027
Dell International LLC
4.420% due 06/15/2021	400	411
5.450% due 06/15/2023 (e)	400	426
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	115	118
Delta Air Lines, Inc.
3.625% due 03/15/2022	1,400	1,411
DISH DBS Corp.
7.875% due 09/01/2019	300	304
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~(e)	1,000	1,000
Energy Transfer Operating LP
9.000% due 04/15/2019 (e)	200	200
Flex Ltd.
4.625% due 02/15/2020 (e)	300	304
GATX Corp.
3.453% (US0003M + 0.720%) due 11/05/2021 ~	200	199
General Electric Co.
5.000% due 01/21/2021 •(c)	2,000	1,867
6.000% due 08/07/2019	500	505
General Mills, Inc.
3.783% (US0003M + 1.010%) due 10/17/2023 ~	100	101
6.610% due 10/15/2022 (e)	500	528
Georgia-Pacific LLC
3.734% due 07/15/2023 (e)	200	205
HCA, Inc.
6.500% due 02/15/2020	2,000	2,059
Imperial Brands Finance PLC
2.950% due 07/21/2020 (e)	650	648
Kansas City Southern
3.000% due 05/15/2023 (e)	1,500	1,503
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	165	164
Masco Corp.
5.950% due 03/15/2022	76	81
7.125% due 03/15/2020	52	54
McCormick & Co., Inc.
3.150% due 08/15/2024 (e)	1,400	1,398
MGM Resorts International
6.750% due 10/01/2020	300	315
Mylan NV
3.150% due 06/15/2021 (e)	1,400	1,397
NXP BV
4.125% due 06/01/2021	500	511
4.625% due 06/15/2022	1,200	1,244
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020 (e)	700	712
6.000% due 04/07/2023 (e)	1,000	1,077
Pioneer Natural Resources Co.
3.450% due 01/15/2021 (e)	300	303
QUALCOMM, Inc.
2.600% due 01/30/2023 (e)	1,700	1,682
Reynolds American, Inc.
4.000% due 06/12/2022 (e)	600	613
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021 (e)	1,400	1,455
6.250% due 03/15/2022 (e)	300	324
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,500	1,494
2.400% due 09/23/2021	100	99
Sky Ltd.
3.125% due 11/26/2022 (e)	1,000	1,011
Syngenta Finance NV
3.933% due 04/23/2021	200	201
Telefonica Emisiones S.A.
5.134% due 04/27/2020 (e)	850	870
5.877% due 07/15/2019 (e)	200	202
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	400	392
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019 (e)	500	499
WestJet Airlines Ltd.
3.500% due 06/16/2021 (e)	1,100	1,073
		44,499

UTILITIES 13.0%

AT&T, Inc.
3.583% (US0003M + 0.890%) due 02/15/2023 ~(e)	1,100	1,072
3.777% (US0003M + 1.180%) due 06/12/2024 ~	300	298
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	198

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

Duquesne Light Holdings, Inc.
5.900% due 12/01/2021 (e)	300	319
Enel Finance International NV
4.250% due 09/14/2023	200	205
FirstEnergy Corp.
2.850% due 07/15/2022 (e)	700	696
KT Corp.
2.625% due 04/22/2019	200	200
NextEra Energy Capital Holdings, Inc.
3.179% (US0003M + 0.550%) due 08/28/2021 ~(e)	1,800	1,797
Pennsylvania Electric Co.
5.200% due 04/01/2020 (e)	800	816
Plains All American Pipeline LP
2.600% due 12/15/2019	500	498
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,200	1,195
Southern Power Co.
3.183% (US0003M + 0.550%) due 12/20/2020 ~	65	65
Telstra Corp. Ltd.
3.125% due 04/07/2025	100	99
Verizon Communications, Inc.
3.784% (US0003M + 1.100%) due 05/15/2025 ~(e)	1,100	1,101
Vodafone Group PLC
3.769% (US0003M + 0.990%) due 01/16/2024 ~(e)	1,800	1,789
		10,348
Total Corporate Bonds & Notes (Cost $107,370)		107,211

MUNICIPAL BONDS & NOTES 1.3%

PENNSYLVANIA 1.3%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.901% (US0003M + 0.130%) due 10/25/2036 ~	1,080	1,068
Total Municipal Bonds & Notes (Cost $1,062)		1,068

U.S. GOVERNMENT AGENCIES 1.0%

Fannie Mae
2.460% due 09/25/2022 •	16	16
3.000% due 03/01/2042 (e)	174	175
3.500% due 08/01/2047 (e)	362	367
Freddie Mac
6.484% due 01/15/2022 •	10	10
Ginnie Mae
2.938% due 10/20/2037 •	44	44
3.189% due 08/20/2061 •	35	35
3.309% due 05/20/2066	174	175
Total U.S. Government Agencies (Cost $813)		822

U.S. TREASURY OBLIGATIONS 83.5%

U.S. Treasury Inflation Protected Securities (b)
0.750% due 07/15/2028 (e)	8,272	8,465
0.875% due 01/15/2029	1,496	1,545
U.S. Treasury Notes
2.625% due 07/31/2020 (e)	56,200	56,392
Total U.S. Treasury Obligations (Cost $65,832)		66,402

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.0%

Banc of America Funding Trust
2.788% due 02/20/2035 •	9	9
4.746% due 09/20/2034 ~	64	65
Bear Stearns Adjustable Rate Mortgage Trust
4.403% due 04/25/2033 ~	33	33
4.469% due 11/25/2034 ~	58	57
4.886% due 01/25/2034 ~	8	9
Citicorp Mortgage Securities Trust
5.500% due 08/25/2021	1	1
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •	6	6
CLNS Trust
3.293% due 06/11/2032 •	1,500	1,497
Countrywide Alternative Loan Trust
2.646% due 07/25/2036 •	129	125
Credit Suisse First Boston Mortgage Securities Corp.
4.016% due 06/25/2033 ~	16	16
6.500% due 04/25/2033	60	62
GSR Mortgage Loan Trust
4.521% due 09/25/2035 ~	6	6
4.617% due 08/25/2033 •	81	82
Holmes Master Issuer PLC
3.207% due 10/15/2054 •	1,500	1,499
Impac CMB Trust
3.126% due 03/25/2035 •	370	361

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

3.486% due 07/25/2033 •	266	258
JPMorgan Mortgage Trust
4.252% due 06/25/2035 ~	18	18
4.395% due 09/25/2034 ~	8	8
4.570% due 02/25/2035 ~	4	4
4.715% due 04/25/2035 ~	165	168
4.764% due 02/25/2034 ~	37	39
Lanark Master Issuer PLC
3.467% due 12/22/2069	1,500	1,505
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.964% due 06/15/2030 •	20	20
3.142% due 10/20/2029 •	13	13
Merrill Lynch Mortgage Investors Trust
2.946% due 04/25/2029 •	6	6
3.126% due 10/25/2028 •	5	5
4.447% due 02/25/2035 ~	125	130
Morgan Stanley Mortgage Loan Trust
4.565% due 11/25/2034 ~	9	9
Motel 6 Trust
3.404% due 08/15/2034 •	812	809
Prime Mortgage Trust
2.886% due 02/25/2034 •	8	8
Sequoia Mortgage Trust
3.182% due 10/19/2026 •	68	69
3.248% due 10/20/2027 •	12	11
Structured Asset Mortgage Investments Trust
3.062% due 07/19/2034 •	43	43
3.142% due 09/19/2032 •	11	11
6.328% due 06/25/2029 ~	6	6
Structured Asset Securities Corp. Mortgage Loan Trust
3.086% due 10/25/2027 •	8	8
Thornburg Mortgage Securities Trust
3.126% due 09/25/2043 •	7	7
4.526% due 04/25/2045 ~	27	28
VMC Finance LLC
3.404% due 10/15/2035 •	800	800
WaMu Mortgage Pass-Through Certificates Trust
2.756% due 12/25/2045 •	202	201
2.776% due 10/25/2045 •	35	34
2.886% due 06/25/2044 •	29	29
3.226% due 11/25/2034 •	68	67
3.797% due 06/25/2042 •	7	7
Wells Fargo Commercial Mortgage Trust
3.349% due 12/13/2031 •	1,000	998
Wells Fargo Mortgage-Backed Securities Trust
4.660% due 12/25/2034 ~	98	102
4.672% due 10/25/2033 ~	40	41
Wells Fargo-RBS Commercial Mortgage Trust
3.934% due 06/15/2044 •	1,800	1,821
Total Non-Agency Mortgage-Backed Securities (Cost $11,053)		11,111

ASSET-BACKED SECURITIES 22.1%

Allegro CLO Ltd.
3.971% due 01/30/2026 •	218	218
Amortizing Residential Collateral Trust
3.486% due 10/25/2034 •	280	280
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.526% due 04/25/2034 •	101	101
Bayview Opportunity Master Fund Trust
4.213% due 10/29/2033 Ø	348	351
Bear Stearns Asset-Backed Securities Trust
3.236% due 03/25/2035 •	1,000	984
3.286% due 10/27/2032 •	40	39
3.686% due 01/25/2045 •	554	552
Chase Funding Trust
3.226% due 10/25/2032 •	67	67
Colony American Finance Ltd.
2.544% due 06/15/2048	106	105
Delta Funding Home Equity Loan Trust
3.304% due 09/15/2029 •	6	6
First Franklin Mortgage Loan Trust
2.646% due 04/25/2036 •	1,666	1,621
GSAA Home Equity Trust
3.126% due 12/25/2034 •	8	8
GSAMP Trust
2.746% due 06/25/2036 •	800	770
Halcyon Loan Advisors Funding Ltd.
3.681% due 04/20/2027 •	1,000	995
3.910% due 04/18/2026 •	483	483
LCM LP
3.801% due 10/20/2027 •	250	250
Monarch Grove CLO
3.651% due 01/25/2028 •	1,500	1,488
New Century Home Equity Loan Trust
3.416% due 11/25/2034 •	878	878

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

NovaStar Mortgage Funding Trust
3.146% due 01/25/2036 •	1,500	1,493
RAAC Trust
3.036% due 01/25/2046 •	1,000	993
Renaissance Home Equity Loan Trust
3.486% due 12/25/2033 •	5	5
Residential Mortgage Loan Trust
3.986% due 09/25/2029 •	4	4
Securitized Asset-Backed Receivables LLC Trust
3.161% due 01/25/2035 •	985	974
SLM Student Loan Trust
3.161% due 12/15/2025 •	419	421
3.521% due 04/25/2023 •	767	760
4.271% due 04/25/2023 •	520	527
4.471% due 07/25/2023 •	425	431
SMB Private Education Loan Trust
3.484% due 06/15/2027 •	256	257
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	274	275
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø	948	946
Wellfleet CLO Ltd.
3.901% due 10/20/2027 •	1,000	1,000
Zais CLO Ltd.
3.937% due 04/15/2028 •	300	298
Total Asset-Backed Securities (Cost $17,525)		17,580

SOVEREIGN ISSUES 1.5%

Export-Import Bank of India
2.750% due 04/01/2020 (e)	1,200	1,196
Total Sovereign Issues (Cost $1,201)		1,196

SHORT-TERM INSTRUMENTS 0.9%

COMMERCIAL PAPER 0.4%

CNH Industrial Capital LLC
3.500% due 05/09/2019	300	299

REPURCHASE AGREEMENTS (d) 0.5%
		382
Total Short-Term Instruments (Cost $681)		681
Total Investments in Securities (Cost $206,775)		207,305

	SHARES

INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short-Term Floating NAV Portfolio III	60,979	603
Total Short-Term Instruments (Cost $603)		603
Total Investments in Affiliates (Cost $603)		603
Total Investments 261.3% (Cost $207,378)		$207,908

Financial Derivative Instruments (f)(g) 0.2%(Cost or Premiums, net $(868))		150

Other Assets and Liabilities, net (161.5)%		(128,489)
Net Assets 100.0%		$79,569

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$382	U.S. Treasury Notes 1.125% due 06/30/2021	$(392)	$382	$382
Total Repurchase Agreements						$(392)	$382	$382

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIW	2.800%	03/14/2019	04/12/2019	$(14,150)	$(14,170)
CSN	2.690	03/13/2019	04/10/2019	(510)	(511)
FOB	2.740	03/15/2019	04/15/2019	(3,212)	(3,216)
	2.760	03/18/2019	04/18/2019	(3,046)	(3,049)
	2.760	03/19/2019	04/02/2019	(1,664)	(1,666)
	2.760	03/19/2019	04/18/2019	(4,934)	(4,939)
RDR	2.730	03/06/2019	04/08/2019	(5,369)	(5,380)
	2.730	03/15/2019	04/15/2019	(1,870)	(1,872)
UBS	2.680	03/14/2019	04/15/2019	(13,337)	(13,355)
	2.680	03/15/2019	04/16/2019	(16,074)	(16,094)
	2.690	03/22/2019	04/23/2019	(1,914)	(1,915)

Total Reverse Repurchase Agreements					$(66,167)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BOS	3.350%	03/27/2019	04/01/2019	$(65,077)	$(65,107)
Total Sale-Buyback Transactions					$(65,107)

(e)	Securities with an aggregate market value of $134,442 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(128,015) at a weighted average interest rate of 2.659%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$112.500	05/24/2019	32	$32	$0	$0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	145.000	05/24/2019	50	50	1	1

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	103.250	05/24/2019	50	100	1	0
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	103.750	05/24/2019	1	2	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	104.625	05/24/2019	57	114	1	0
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	104.750	05/24/2019	149	298	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	122.000	05/24/2019	32	32	0	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	200.000	05/24/2019	3	3	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	212.000	05/24/2019	23	23	0	0
Total Purchased Options					$4	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2019	52	$9,539	$80	$0	$(12)
3-Month Canada Bankers Acceptance December Futures	12/2020	77	14,141	(11)	0	(10)
3-Month Canada Bankers Acceptance March Futures	03/2020	16	2,937	15	0	(4)
3-Month Canada Bankers Acceptance September Futures	09/2019	82	15,039	79	0	(14)
3-Month Canada Bankers Acceptance September Futures	09/2020	46	8,447	43	0	(12)
3-Month Euribor December Futures	12/2020	80	22,482	37	0	(5)
90-Day Eurodollar June Futures	06/2019	327	79,669	51	1	(11)
Call Options Strike @ EUR 153.000 on United Kingdom Long
Gilt June 2019 Futures	05/2019	54	0	(1)	0	0
U.S. Treasury 2-Year Note June Futures	06/2019	248	52,847	187	0	(54)
U.S. Treasury 10-Year Note June Futures	06/2019	13	1,615	24	0	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June
Futures	06/2019	288	46,494	11	4	0
				$515	$5	$(133)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	298	$(72,902)	$(173)	$53	$0
90-Day Eurodollar September Futures	09/2020	35	(8,561)	(40)	7	0
U.S. Treasury 5-Year Note June Futures	06/2019	32	(3,707)	(13)	7	0
U.S. Treasury 10-Year Note June Futures	06/2019	22	(2,921)	(56)	6	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	20	(3,360)	(123)	8	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June
Futures	06/2022	288	(46,370)	(166)	12	0
United Kingdom Long Gilt June Futures	06/2019	54	(9,099)	(150)	4	(6)
				$(721)	$97	$(6)
Total Futures Contracts				$(206)	$102	$(139)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$13,622	$(684)	$(246)	$(930)	$0	$(50)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	11,200	(204)	(17)	(221)	0	(13)
					$(888)	$(263)	$(1,151)	$0	$(63)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Pay	Compounded-OIS	2.500%	Annual	03/01/2020	$80,300	$46	$102	$148	$0	$(19)
	1-Day USD-Federal
	Funds Rate
Pay	Compounded-OIS	2.336	Annual	03/18/2020	153,100	(2)	79	77	0	(17)
	1-Day USD-Federal
	Funds Rate
Pay	Compounded-OIS	3.000	Annual	11/15/2020	11,100	64	39	103	0	(7)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

	1-Day USD-Federal Funds Rate
Receive	Compounded-OIS	2.300	Annual	03/01/2022	103,700	(104)	(622)	(726)	150	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	62,000	(91)	1,786	1,695	0	(132)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2024	62,000	117	(1,520)	(1,403)	134	0
Receive	3-Month USD-LIBOR	3.030	Semi-Annual	02/13/2029	3,300	(9)	(169)	(178)	9	0
						$21	$(305)	$(284)	$293	$(175)

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.125%	Quarterly	06/21/2020	$61,000	$2	$(12)	$(10)	$0	$0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.139%	Quarterly	05/10/2021	26,180	0	(14)	(14)	0	(2)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.136%	Quarterly	05/11/2021	13,100	0	(6)	(6)	0	(1)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.139%	Quarterly	05/14/2021	16,220	0	(9)	(9)	0	(1)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.095%	Quarterly	05/21/2022	44,300	0	14	14	0	0

					$2	$(27)	$(25)	$0	$(4)
Total Swap Agreements					$(865)	$(595)	$(1,460)	$293	$(242)

Cash of $2,163 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019	GBP	150		$197	$1	$0
	04/2019		$7,749	EUR	6,885	0	(26)
	05/2019	EUR	6,848		$7,727	25	0
	05/2019		$2,290	EUR	2,033	0	(3)
BPS	08/2019		132	MXN	2,597	0	(2)
BRC	04/2019		1,656	JPY	183,100	0	(4)
	04/2019		107	MXN	2,043	0	(2)
	05/2019	MXN	2,043		$107	2	0
GLM	04/2019	CAD	288		216	0	0
	04/2019	GBP	91		120	2	0
	04/2019	MXN	2,043		107	2	0
	04/2019		$2,265	JPY	250,600	1	0
IND	04/2019	JPY	183,100		$1,660	8	0
	04/2019		$1,663	JPY	183,100	0	(7)
JPM	04/2019	EUR	6,885		$7,859	136	0
	04/2019	GBP	110		144	1	0
	08/2019	MXN	2,597		132	1	0
SCX	04/2019		$94	GBP	71	0	(2)
SSB	04/2019		83	CAD	111	1	0
Total Forward Foreign Currency Contracts						$180	$(46)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Cost	Market Value
BRC	Put - OTC CDX.IG-31 5-Year Index	Buy	1.600%	04/17/2019	12,000	$2	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value

BOA	Call - OTC EUR versus USD	$1.185	04/29/2019	5,500	$1	$0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

Call - OTC USD versus JPY	JPY	115.500	04/25/2019	2,500	0	0
					$1	$0
Total Purchased Options					$3	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150%	04/17/2019	2,500	$(2)	$0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	05/15/2019	1,400	(1)	0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	1,700	(2)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	2,300	(3)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	1,100	(2)	0
Total Written Options						$(10)	$0

**	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$240	$994	$1,234
Corporate Bonds & Notes
Banking & Finance	0	52,364	0	52,364
Industrials	1,092	43,407	0	44,499
Utilities	0	10,348	0	10,348
Municipal Bonds & Notes
Pennsylvania	0	1,068	0	1,068
U.S. Government Agencies	0	822	0	822
U.S. Treasury Obligations	0	66,402	0	66,402
Non-Agency Mortgage-Backed Securities	0	11,111	0	11,111
Asset-Backed Securities	0	17,580	0	17,580
Sovereign Issues	0	1,196	0	1,196
Short-Term Instruments
Commercial Paper	0	299	0	299
Repurchase Agreements	0	382	0	382
	$1,092	$205,219	$994	$207,305
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$603	$0	$0	$603
Total Investments	$1,695	$205,219	$994	$207,908

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	102	295	0	397
Over the counter	0	180	0	180
	$102	$475	$0	$577
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(139)	(242)	0	(381)
Over the counter	0	(46)	0	(46)
	$(139)	$(288)	$0	$(427)
Total Financial Derivative Instruments	$(37)	$187	$0	$150
Totals	$1,658	$205,406	$994	$208,058

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 12/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019(1)
Investments in Securities, at Value
Loan Participations
and Assignments	$0	$0	$0	$0	$0	$0	$994	$0	$994	$0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2019 (Unaudited)

Totals	$0	$0	$0	$0	$0	$0	$994	$0	$994	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$994	Third Party Vendor	Broker Quote	99.375
Total	$994

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.6% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Pacific Gas & Electric Co.
TBD% due 12/31/2020 µ		$7,000	$7,015
Total Loan Participations and Assignments (Cost $7,000)			7,015

CORPORATE BONDS & NOTES 28.7%

BANKING & FINANCE 20.9%

AerCap Ireland Capital DAC
5.000% due 10/01/2021		15,800	16,404
Air Lease Corp.
3.625% due 12/01/2027		3,300	3,089
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(e)(f)	EUR	2,000	2,303
Banco Santander Mexico S.A.
4.125% due 11/09/2022		$26,100	26,439
Bank of America Corp.
3.389% (US0003M + 0.790%) due 03/05/2024 ~		635	633
Barclays Bank PLC
7.625% due 11/21/2022 (f)		5,500	5,985
Barclays PLC
4.375% due 01/12/2026		6,500	6,547
4.972% due 05/16/2029 •		3,100	3,210
8.000% due 06/15/2024 •(e)(f)		5,600	5,733
BGC Partners, Inc.
5.375% due 07/24/2023		10,200	10,532
Blackstone CQP Holdco LP
6.500% due 03/20/2021		35,000	35,000
BPCE S.A.
4.625% due 07/11/2024		14,300	14,592
Charles Schwab Corp.
5.000% due 12/01/2027 •(e)		4,200	3,954
Credit Suisse AG
6.500% due 08/08/2023 (f)		14,100	15,139
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		500	508
4.550% due 04/17/2026		1,000	1,046
Crown Castle International Corp.
4.450% due 02/15/2026		8,000	8,367
Deutsche Bank AG
0.192% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,800	4,216
4.250% due 10/14/2021		$800	804
Discover Financial Services
4.500% due 01/30/2026		4,500	4,627
Equinix, Inc.
2.875% due 03/15/2024	EUR	10,000	11,609
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,000	993
General Motors Financial Co., Inc.
3.200% due 07/13/2020		300	301
4.250% due 05/15/2023		9,630	9,799
Goldman Sachs Group, Inc.
4.229% (US0003M + 1.600%) due 11/29/2023 ~		4,200	4,297
Harborwalk Funding Trust
5.077% due 02/15/2069 •		4,500	4,752
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,806
HSBC Holdings PLC
4.583% due 06/19/2029 •		3,400	3,581
ING Groep NV
4.625% due 01/06/2026		5,200	5,463
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,412
JPMorgan Chase & Co.
3.662% (US0003M + 0.890%) due 07/23/2024 ~		4,000	3,993
4.009% (US0003M + 1.230%) due 10/24/2023 ~		1,200	1,219
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,239
7.500% due 09/27/2025 •(e)(f)		6,000	6,094
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,551
Oversea-Chinese Banking Corp. Ltd.
3.133% (US0003M + 0.450%) due 05/17/2021 ~		7,200	7,224

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~		1,900	1,876
Santander Holdings USA, Inc.
3.700% due 03/28/2022		2,000	2,023
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		1,000	982
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	152
5.744% due 04/13/2040		582	912
5.801% due 10/13/2040		684	1,081
UBS AG
7.625% due 08/17/2022 (f)		$14,000	15,407
Washington Prime Group LP
3.850% due 04/01/2020		1,900	1,891
Wells Fargo & Co.
4.100% due 06/03/2026		400	410
			272,195

INDUSTRIALS 7.6%

American Airlines Pass-Through Trust
4.950% due 07/15/2024		2,553	2,647
Citrix Systems, Inc.
4.500% due 12/01/2027		2,500	2,472
CVS Pass-Through Trust
7.507% due 01/10/2032		6,088	7,247
DAE Funding LLC
5.250% due 11/15/2021		6,200	6,340
DP World PLC
2.375% due 09/25/2026	EUR	8,200	9,592
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		$5,000	5,029
General Electric Co.
5.000% due 01/21/2021 •(e)		5,000	4,668
5.875% due 01/14/2038		508	542
Georgia-Pacific LLC
8.000% due 01/15/2024		4,200	5,140
HCA Healthcare, Inc.
6.250% due 02/15/2021		800	843
HCA, Inc.
6.500% due 02/15/2020		10,300	10,603
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,700	2,693
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,261
7.750% due 01/15/2032		2,200	2,876
Marvell Technology Group Ltd.
4.875% due 06/22/2028		7,000	7,249
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (b)(e)		46	0
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		1,700	1,667
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	16,035
QVC, Inc.
5.125% due 07/02/2022		$900	944
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	1,125	1,178
1.700% due 07/19/2019		$3,100	3,093
3.250% due 04/15/2022	EUR	4,250	4,889
Wabtec Corp.
4.400% due 03/15/2024		$2,000	2,035
			99,043
UTILITIES 0.2%

AT&T, Inc.
4.550% due 03/09/2049		1,036	982
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		38	38
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (a)		89	55
Verizon Communications, Inc.
4.400% due 11/01/2034		2,000	2,086
			3,161
Total Corporate Bonds & Notes (Cost $373,439)			374,399

MUNICIPAL BONDS & NOTES 4.8%

CALIFORNIA 0.4%

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,500	4,920

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

ILLINOIS 0.2%

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	900	1,089
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,005	1,972
		3,061

OHIO 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,265
PENNSYLVANIA 0.8%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	774
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	9,492
		10,266

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	890	904

VIRGINIA 1.4%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	18,805	18,213

WEST VIRGINIA 1.8%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,325	23,324
Total Municipal Bonds & Notes (Cost $52,059)		61,953

U.S. GOVERNMENT AGENCIES 50.6%

Fannie Mae
3.000% due 01/01/2046	290	289
3.500% due 05/01/2047 - 03/01/2049	17,131	17,390
4.000% due 11/25/2019 - 11/01/2048	29,932	30,866
4.007% due 05/01/2033 •	50	52
4.235% due 05/01/2028 •	5	5
4.418% due 10/01/2032 •	10	11
4.465% due 09/01/2032 •	7	7
4.470% due 09/01/2027 •	35	35
4.474% due 11/01/2032 •	12	12
4.575% due 05/25/2042 ~	11	12
4.675% due 10/01/2034 •	41	42
4.677% due 01/01/2033 •	27	28
4.680% due 03/25/2041 ~	11	11
4.712% due 12/01/2034 •	45	47
6.000% due 08/01/2022 - 12/01/2023	39	40
6.500% due 07/18/2027 - 12/01/2028	22	25
7.000% due 11/01/2038	18	18
7.010% due 08/01/2022	9	9
Fannie Mae, TBA
3.000% due 06/01/2040 - 05/01/2049	146,050	145,285
3.500% due 04/01/2034 - 05/01/2049	118,000	119,587
4.000% due 05/01/2049	132,845	136,550
4.500% due 05/01/2049	127,000	132,242
Freddie Mac
2.934% due 08/15/2029 - 12/15/2031 •	27	27
2.984% due 09/15/2030 •	4	4
3.034% due 03/15/2032 •	4	4
3.134% due 02/15/2024 •	223	227
3.634% due 09/15/2022 •	11	11
3.834% due 08/15/2023 •	3	3
4.330% due 08/01/2032 •	20	20
4.375% due 08/01/2029 •	12	12
4.602% due 02/01/2029 •	34	36
4.625% due 10/01/2032 •	22	23
4.643% due 07/01/2032 •	3	3
4.694% due 02/01/2033 •	33	34
4.750% due 01/01/2032 •	21	21
4.875% due 10/01/2032 •	50	51
4.973% due 01/01/2033 •	2	2
6.000% due 12/15/2028	176	192
6.500% due 12/15/2023	3	3
7.000% due 04/01/2029 - 03/01/2030	13	14
7.500% due 08/15/2030	27	31
Ginnie Mae
2.838% due 06/20/2032 •	9	9
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~	43	42

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

3.375% due 01/20/2027 - 03/20/2032 •	101	105
3.625% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	54	55
3.625% due 04/20/2027 - 06/20/2032 •	44	45
3.750% (H15T1Y + 1.500%) due 04/20/2019 - 08/20/2026 ~	11	11
3.750% due 07/20/2027 - 07/20/2029 •	37	38
4.000% (H15T1Y + 1.500%) due 08/20/2025 ~	34	34
4.125% (H15T1Y + 2.000%) due 06/20/2022 ~	12	12
4.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	29	29
4.125% due 10/20/2027 •	6	6
6.500% due 05/15/2023 - 12/15/2023	1	1
Ginnie Mae, TBA
4.000% due 04/01/2049	71,700	74,061
NCUA Guaranteed Notes
2.931% due 10/07/2020 •	902	903
Vendee Mortgage Trust
6.500% due 09/15/2024	272	294
Total U.S. Government Agencies (Cost $655,365)		658,926

U.S. TREASURY OBLIGATIONS 9.4%

U.S. Treasury Inflation Protected Securities (d)
0.625% due 04/15/2023 (h)(j)(l)	121,597	122,508
Total U.S. Treasury Obligations (Cost $120,381)		122,508

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.5%

Adjustable Rate Mortgage Trust
3.907% due 01/25/2036 ^~	52	49
4.105% due 11/25/2035 ^~	143	130
4.159% due 02/25/2036 ^~	126	114
4.734% due 11/25/2035 ^~	67	62
American Home Mortgage Assets Trust
2.676% due 09/25/2046 ^•	688	642
2.696% due 10/25/2046 •	596	433
3.317% due 11/25/2046 •	598	306
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	157	139
11.472% due 09/25/2035 ^•	130	153
Banc of America Funding Trust
2.630% due 08/27/2036 ~	7,573	6,598
2.678% due 10/20/2036 •	162	145
2.696% due 04/25/2037 ^•	124	104
2.788% due 05/20/2047 •	66	62
2.886% due 05/25/2037 ^•	121	105
4.287% due 09/20/2047 ^~	136	120
4.463% due 09/20/2046 ^~	106	96
4.668% due 02/20/2036 ~	309	306
4.704% due 04/20/2035 ^~	126	115
5.500% due 03/25/2036 ^	20	19
Banc of America Mortgage Trust
4.131% due 05/25/2035 ^~	837	839
4.241% due 07/25/2035 ^~	23	23
4.821% due 02/25/2034 ~	214	216
5.500% due 09/25/2035 ^	426	407
5.500% due 05/25/2037 ^	136	119
BCAP LLC Trust
2.636% due 05/25/2047 ^•	75	70
2.680% due 07/26/2036 ~	126	122
2.706% due 05/25/2047 ^•	486	455
2.990% due 05/26/2035 •	37	37
3.136% due 09/25/2047 •	107	101
3.172% due 11/26/2046 •	181	182
3.686% due 10/25/2047 •	17,191	16,034
3.955% due 07/26/2036 ~	268	257
3.972% due 07/26/2036 ~	37	34
4.139% due 03/27/2037 ~	380	310
4.198% due 03/26/2037 ~	134	118
4.356% due 01/26/2034 ~	25	25
4.880% due 06/26/2035 ~	66	66
6.045% due 10/26/2036 ~	340	336
Bear Stearns Adjustable Rate Mortgage Trust
3.917% due 06/25/2035 ^~	22	21
3.935% due 05/25/2034 ~	39	38
4.208% due 01/25/2035 ~	15	15
4.231% due 11/25/2034 ~	69	67
4.247% due 02/25/2036 ^~	131	124
4.265% due 05/25/2047 ^~	247	230
4.331% due 08/25/2035 ~	57	50
4.375% due 03/25/2035 ~	58	59
4.578% due 02/25/2034 ~	73	72
4.637% due 10/25/2035 ~	93	94
4.730% due 10/25/2035 •	558	566
4.743% due 01/25/2034 ~	76	77
4.792% due 12/25/2046 ^•	970	890
Bear Stearns ALT-A Trust
2.926% due 04/25/2036 ^•	158	179

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

3.906% due 08/25/2036 ^~	300	249
3.982% due 11/25/2036 ^~	125	112
4.041% due 02/25/2036 ^~	40	37
4.099% due 02/25/2036 ^~	408	357
4.166% due 01/25/2036 ~	5,573	5,206
4.260% due 06/25/2034 ~	2,601	2,379
4.266% due 05/25/2036 ^~	559	404
4.505% due 07/25/2035 ^~	614	503
4.568% due 05/25/2035 ~	103	104
Bear Stearns Mortgage Funding Trust
2.676% due 01/25/2037 •	120	116
Bear Stearns Mortgage Securities, Inc.
6.288% due 03/25/2031 ~	4	4
Bear Stearns Structured Products, Inc. Trust
4.335% due 01/26/2036 ^~	817	739
Chase Mortgage Finance Trust
4.100% due 03/25/2037 ^~	90	89
4.134% due 09/25/2036 ^~	1,570	1,469
4.142% due 03/25/2037 ^~	49	48
6.000% due 05/25/2037 ^	137	100
ChaseFlex Trust
2.786% due 07/25/2037 •	223	203
4.255% due 08/25/2037 ^Ø	45	43
5.000% due 07/25/2037 ^	118	97
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.716% due 10/25/2035 •	1,627	1,614
Citigroup Mortgage Loan Trust
2.706% due 01/25/2037 •	4,427	4,022
3.641% due 10/25/2046 ^~	206	186
4.198% due 03/25/2037 ^~	92	84
4.273% due 09/25/2037 ^~	587	567
4.302% due 07/25/2037 ^~	1,183	1,192
4.306% due 09/25/2037 ~	114	114
4.455% due 08/25/2035 ~	27	27
4.820% due 10/25/2035 •	121	123
4.990% due 11/25/2035 •	63	64
5.500% due 12/25/2035	208	169
6.250% due 11/25/2037 ~	126	95
Citigroup Mortgage Loan Trust, Inc.
4.143% due 12/25/2035 ^~	120	89
4.483% due 08/25/2035 ~	1,120	1,137
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	158	158
Community Program Loan Trust
4.500% due 04/01/2029	123	122
Countrywide Alternative Loan Resecuritization Trust
3.622% due 03/25/2047 ~	33	33
6.000% due 08/25/2037 ^~	149	110
Countrywide Alternative Loan Trust
2.626% due 08/25/2037 •	719	660
2.646% due 12/25/2046 ^•	16	16
2.656% due 11/25/2036 •	459	445
2.656% due 01/25/2037 ^•	231	226
2.661% due 11/25/2036 •	7,819	7,023
2.666% due 11/25/2036 •	113	108
2.666% due 05/25/2047 •	1,279	1,245
2.668% due 02/20/2047 ^•	1,600	1,304
2.676% due 07/25/2046 ^•	99	87
2.676% due 09/25/2046 ^•	488	453
2.698% due 07/20/2046 ^•	49	38
2.706% due 05/25/2035 •	2,098	1,936
2.756% due 05/25/2036 ^•	4	3
2.796% due 08/25/2035 ^•	192	169
2.986% due 05/25/2035 ^•	3,150	2,924
2.986% due 06/25/2035 •	121	117
3.006% due 07/25/2035 •	140	136
3.006% due 12/25/2035 •	1,039	1,020
3.106% due 10/25/2035 •	102	86
3.216% due 11/25/2035 •	1,208	1,213
3.239% due 05/25/2036 ~	40	32
3.397% due 02/25/2036 •	513	475
3.742% due 08/25/2035 ~	218	206
3.777% due 11/25/2047 ^•	3,249	2,840
3.860% due 06/25/2037 ^~	167	156
4.091% due 11/25/2035 ^~	115	107
5.500% due 11/25/2035	114	89
5.500% due 02/25/2036 ^	83	72
5.750% due 03/25/2037 ^•	145	123
5.750% due 07/25/2037 ^	22	19
5.750% due 04/25/2047 ^	150	129
6.000% due 12/25/2034	89	88
6.000% due 03/25/2036 ^	232	179
6.000% due 08/25/2036 ^•	80	69
6.000% due 08/25/2036 ^	249	216
6.000% due 02/25/2037 ^	551	390
6.000% due 04/25/2037 ^	97	80

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

6.000% due 05/25/2037 ^		457	327
6.000% due 08/25/2037 ^•		500	386
6.250% due 11/25/2036 ^		105	91
6.500% due 05/25/2036 ^		1,783	1,404
6.500% due 12/25/2036 ^		82	58
6.500% due 08/25/2037 ^		418	301
12.965% due 07/25/2035 •		51	60
Countrywide Asset-Backed Certificates
2.986% due 03/25/2036 •		6,382	6,060
Countrywide Home Loan Mortgage Pass-Through Trust
2.786% due 04/25/2046 ^•		25	2
2.826% due 03/25/2036 •		318	128
2.838% due 04/25/2035 ^~		76	9
2.946% due 05/25/2035 •		90	82
3.026% due 02/25/2035 •		16	16
3.106% due 03/25/2035 •		329	312
3.226% due 02/25/2035 •		377	370
3.266% due 02/25/2035 •		319	312
3.545% due 02/20/2036 ~		266	217
3.550% due 05/20/2036 ^~		152	143
3.679% due 05/20/2036 ~		65	63
3.907% due 10/20/2035 ~		76	68
3.967% due 11/25/2037 ~		250	222
4.078% due 06/25/2034 ~		859	892
4.106% due 01/25/2036 ^~		113	105
4.118% due 08/25/2034 ~		5,997	5,916
4.272% due 11/25/2034 ~		95	95
4.522% due 08/25/2034 ^~		68	64
4.592% due 02/20/2036 ^•		38	33
5.500% due 07/25/2037 ^		383	301
5.750% due 12/25/2035 ^		112	97
6.000% due 02/25/2037 ^		439	378
6.000% due 03/25/2037 ^		155	127
6.000% due 07/25/2037		234	173
6.500% due 11/25/2036 ^		1,015	709
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^		86	86
Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 03/25/2032 ~		14	14
3.636% due 09/25/2034 ^•		82	82
Credit Suisse Mortgage Capital Certificates
3.150% due 12/27/2035 •		144	143
3.500% due 04/26/2038 ~		986	984
4.050% due 08/28/2036 ~		18	18
4.077% due 04/28/2037 ~		419	414
Credit Suisse Mortgage Capital Trust
2.730% due 05/27/2037 •		47	47
Deutsche ALT-A Securities, Inc.
2.786% due 04/25/2037 •		379	243
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.646% due 01/25/2047 •		67	65
2.676% due 08/25/2047 •		408	387
Deutsche Mortgage & Asset Receiving Corp.
2.730% due 11/27/2036 •		296	289
Downey Savings & Loan Association Mortgage Loan Trust
2.802% due 07/19/2045 ^•		11	0
Eurosail PLC
1.793% due 06/13/2045 •	GBP	4,728	6,107
First Horizon Alternative Mortgage Securities Trust
4.048% due 01/25/2036 ^~		$280	216
4.287% due 04/25/2036 ^~		166	156
First Horizon Mortgage Pass-Through Trust
4.472% due 11/25/2037 ^~		64	63
GMAC Mortgage Corp. Loan Trust
4.044% due 11/19/2035 ^~		134	130
GreenPoint Mortgage Funding Trust
2.686% due 12/25/2046 ^•		343	316
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		5,000	4,911
GSC Capital Corp. Mortgage Trust
2.666% due 05/25/2036 ^•		143	132
GSR Mortgage Loan Trust
4.413% due 09/25/2035 ~		97	98
4.480% due 04/25/2035 ~		61	61
4.521% due 09/25/2035 ~		227	232
4.577% due 11/25/2035 ~		139	112
4.680% due 09/25/2034 ~		69	71
4.758% due 04/25/2035 ~		37	37
HarborView Mortgage Loan Trust
2.672% due 01/19/2038 •		49	47
2.722% due 12/19/2036 ^•		5,750	5,333
2.732% due 01/19/2038 ^•		49	36
2.922% due 05/19/2035 •		2,871	2,789
2.982% due 01/19/2036 •		136	108
3.162% due 01/19/2035 •		51	49
3.465% due 07/19/2045 •		49	47

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

3.864% due 06/19/2036 ^~	221	148
4.037% due 12/19/2035 ^~	131	105
4.867% due 12/19/2035 ^~	77	76
HomeBanc Mortgage Trust
2.666% due 12/25/2036 •	87	86
Impac Secured Assets Trust
2.636% due 11/25/2036 •	938	876
2.656% due 01/25/2037 •	79	77
IndyMac INDX Mortgage Loan Trust
4.033% due 09/25/2035 ~	6	2
IndyMac Mortgage Loan Trust
2.666% due 07/25/2047 •	373	313
2.676% due 09/25/2046 •	143	129
2.786% due 11/25/2035 ^•	208	160
3.046% due 03/25/2035 •	203	202
3.291% due 06/25/2037 ^~	110	100
3.556% due 06/25/2036 ~	5,372	4,640
3.662% due 06/25/2036 ~	1,321	1,275
3.841% due 11/25/2035 ^~	151	141
3.863% due 10/25/2035 ~	789	705
3.900% due 08/25/2036 ~	2,742	2,703
3.953% due 08/25/2035 ~	1,030	924
4.033% due 09/25/2035 ^~	99	92
4.259% due 06/25/2035 ^~	66	62
JPMorgan Alternative Loan Trust
2.636% due 03/25/2037 •	11	14
2.646% due 10/25/2036 •	6,470	6,298
2.979% due 06/27/2037 •	3,624	3,197
3.893% due 12/25/2036 ~	21	20
JPMorgan Mortgage Trust
3.756% due 06/25/2037 ^~	173	152
4.220% due 11/25/2035 ^~	71	68
4.304% due 11/25/2035 ^~	109	102
4.325% due 01/25/2037 ^~	21	20
4.389% due 04/25/2035 ~	33	33
4.436% due 07/25/2035 ~	286	292
4.465% due 09/25/2034 ~	203	204
4.687% due 07/25/2035 ~	409	424
4.715% due 04/25/2035 ~	24	24
6.000% due 01/25/2036 ^	140	111
Lavender Trust
6.250% due 10/26/2036	313	247
Lehman Mortgage Trust
5.220% due 01/25/2036 ^~	168	167
5.334% due 12/25/2035 ~	247	136
6.000% due 07/25/2036 ^	88	67
Lehman XS Trust
2.676% due 11/25/2046 •	15,802	14,903
2.686% due 08/25/2046 ^•	75	70
2.716% due 04/25/2046 ^•	51	50
2.726% due 11/25/2046 ^•	18	2
2.756% due 02/25/2036 •	7,513	7,169
Luminent Mortgage Trust
2.656% due 12/25/2036 •	783	745
2.686% due 10/25/2046 •	239	232
MASTR Adjustable Rate Mortgages Trust
2.726% due 05/25/2037 •	128	76
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,052	1,013
8.000% due 07/25/2035	989	1,059
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.142% due 10/20/2029 •	44	44
Merrill Lynch Alternative Note Asset Trust
2.646% due 01/25/2037 •	139	69
2.666% due 04/25/2037 •	92	93
2.786% due 03/25/2037 •	958	413
6.000% due 05/25/2037 ^	193	188
Merrill Lynch Mortgage Investors Trust
2.946% due 04/25/2029 •	43	42
3.146% due 09/25/2029 •	43	43
3.146% due 11/25/2029 •	59	58
3.908% due 07/25/2029 •	41	41
4.323% due 02/25/2036 ~	40	40
4.671% due 11/25/2035 •	86	88
6.250% due 10/25/2036	2,415	2,083
Morgan Stanley Dean Witter Capital, Inc. Trust
3.961% due 03/25/2033 ~	70	69
Morgan Stanley Mortgage Loan Trust
2.766% due 11/25/2035 •	19	19
2.806% due 01/25/2035 •	37	36
3.674% due 07/25/2035 ~	2,919	2,584
4.487% due 06/25/2036 ~	91	93
6.000% due 10/25/2037 ^	83	67
Morgan Stanley Re-REMIC Trust
2.408% due 03/26/2037 Ø	114	104
3.439% due 02/26/2037 •	221	194

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

5.500% due 10/26/2035 ~	10,428	9,014
Morgan Stanley Resecuritization Trust
2.800% due 01/26/2051 •	212	212
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	468	473
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.040% due 02/25/2036 ^~	745	660
Nomura Resecuritization Trust
6.500% due 10/26/2037	7,997	6,322
RBSSP Resecuritization Trust
2.740% due 02/26/2037 •	1,043	1,032
4.702% due 10/26/2035 ~	1,066	1,075
Residential Accredit Loans, Inc. Trust
2.656% due 12/25/2036 •	379	326
2.686% due 05/25/2047 •	149	143
2.696% due 06/25/2037 •	125	108
2.736% due 08/25/2037 •	383	359
2.786% due 08/25/2035 •	163	146
3.286% due 10/25/2045 •	119	108
4.440% due 02/25/2035 ^~	286	248
5.437% due 02/25/2036 ^~	134	119
8.000% due 04/25/2036 ^•	148	145
Residential Asset Securitization Trust
6.000% due 06/25/2036	200	136
6.000% due 11/25/2036 ^	138	86
6.000% due 03/25/2037 ^	118	71
6.250% due 11/25/2036 ^	94	61
6.500% due 04/25/2037 ^	1,246	617
Residential Funding Mortgage Securities, Inc. Trust
4.991% due 03/25/2035 ^~	1,247	976
6.000% due 09/25/2036 ^	266	250
Structured Adjustable Rate Mortgage Loan Trust
2.806% due 10/25/2035 •	1,416	1,352
3.221% due 06/25/2034 •	508	489
3.797% due 05/25/2035 ^•	452	383
3.893% due 09/25/2036 ^~	3,836	2,978
3.951% due 07/25/2037 ^~	6	5
3.986% due 06/25/2036 ^~	19	18
4.074% due 10/25/2036 ^~	142	114
4.213% due 02/25/2036 ^~	313	290
4.322% due 10/25/2034 ~	61	61
Structured Asset Mortgage Investments Trust
2.666% due 09/25/2047 •	86	83
2.676% due 06/25/2036 •	9,932	9,885
2.676% due 07/25/2046 ^•	551	459
2.676% due 09/25/2047 •	986	953
2.686% due 05/25/2036 •	972	907
2.696% due 09/25/2047 ^•	1,478	1,474
2.706% due 05/25/2046 •	1,026	586
2.746% due 03/25/2037 •	165	121
2.746% due 05/25/2046 ^•	28	44
3.182% due 03/19/2034 •	325	315
3.182% due 02/19/2035 •	141	140
3.221% due 12/19/2033 •	325	319
3.732% due 02/25/2036 ^•	648	638
Structured Asset Securities Corp. Trust
2.836% due 02/25/2035 •	24	24
SunTrust Adjustable Rate Mortgage Loan Trust
4.758% due 02/25/2037 ^~	359	346
SunTrust Alternative Loan Trust
6.000% due 12/25/2035	538	534
TBW Mortgage-Backed Trust
5.965% due 07/25/2037 ~	4,074	2,193
Thornburg Mortgage Securities Trust
3.126% due 09/25/2043 •	256	255
3.226% due 09/25/2044 •	40	40
4.306% due 09/25/2037 ~	78	78
Wachovia Mortgage Loan Trust LLC
4.671% due 10/20/2035 ~	58	55
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 11/25/2046 •	266	262
2.756% due 12/25/2045 •	8	8
2.896% due 11/25/2045 •	242	236
3.126% due 01/25/2045 •	249	257
3.147% due 06/25/2047 ^•	86	35
3.207% due 07/25/2047 •	16,764	15,126
3.226% due 11/25/2034 •	209	208
3.266% due 10/25/2044 •	1,122	1,130
3.397% due 08/25/2046 •	1,676	1,578
3.466% due 11/25/2034 •	577	576
3.597% due 11/25/2042 •	28	27
3.674% due 12/25/2036 ^~	157	152
3.710% due 12/25/2036 ^~	1,394	1,372
3.891% due 08/25/2036 ^~	121	118
4.250% due 08/25/2033 ~	306	312

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
2.936% due 05/25/2035 ^•		423	358
3.097% due 04/25/2047 •		438	365
3.167% due 04/25/2047 •		641	482
4.331% due 09/25/2036 ^Ø		158	71
Wells Fargo Alternative Loan Trust
4.588% due 07/25/2037 ^~		62	58
Wells Fargo Mortgage-Backed Securities Trust
2.986% due 07/25/2037 ^•		93	83
4.631% due 08/25/2034 ~		88	92
4.704% due 07/25/2036 ^~		1,279	1,287
4.750% due 10/25/2036 ^~		43	43
4.753% due 10/25/2036 ^~		464	461
4.849% due 06/25/2035 ~		1,565	1,593
4.940% due 01/25/2035 ~		277	283
4.954% due 03/25/2036 ~		555	568
5.089% due 03/25/2035 ~		1,107	1,129
5.222% due 03/25/2036 ^~		77	78
6.000% due 06/25/2037 ^		100	101
Total Non-Agency Mortgage-Backed Securities (Cost $241,414)			254,273

ASSET-BACKED SECURITIES 33.2%

Aames Mortgage Investment Trust
3.266% due 10/25/2035 •		200	200
3.686% due 06/25/2035 •		672	656
AASET Trust
3.967% due 05/16/2042		1,862	1,860
AASET U.S. Ltd.
3.844% due 01/16/2038		3,907	3,907
Accredited Mortgage Loan Trust
2.616% due 02/25/2037 •		395	396
2.746% due 09/25/2036 •		842	824
3.001% due 09/25/2035 •		200	194
ACE Securities Corp. Home Equity Loan Trust
2.596% due 12/25/2036 •		347	126
2.626% due 07/25/2036 •		172	139
2.641% due 08/25/2036 •		655	637
2.786% due 02/25/2036 •		128	127
3.101% due 12/25/2035 •		2,000	1,875
3.106% due 02/25/2036 ^•		142	134
3.146% due 11/25/2035 •		178	179
3.386% due 12/25/2034 •		160	157
3.461% due 06/25/2034 •		141	142
3.461% due 07/25/2035 •		100	101
Aegis Asset-Backed Securities Trust
2.916% due 12/25/2035 •		200	194
2.966% due 06/25/2035 •		200	180
3.186% due 03/25/2035 •		300	288
3.486% due 03/25/2035 ^•		109	101
Ameriquest Mortgage Securities Trust
2.876% due 03/25/2036 •		382	382
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.936% due 01/25/2036 •		257	258
2.956% due 11/25/2035 •		200	195
3.006% due 09/25/2035 •		10,000	9,969
3.161% due 07/25/2035 •		747	750
3.596% due 03/25/2035 •		200	199
Amortizing Residential Collateral Trust
3.486% due 10/25/2034 •		190	190
Argent Securities Trust
2.636% due 09/25/2036 •		887	359
2.676% due 03/25/2036 •		347	218
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.716% due 01/25/2036 •		106	99
2.806% due 01/25/2036 •		4,303	3,973
3.326% due 04/25/2034 •		1,515	1,507
Asset-Backed Funding Certificates Trust
2.596% due 01/25/2037 •		482	313
2.626% due 11/25/2036 •		11,663	8,670
2.646% due 01/25/2037 •		304	199
2.706% due 01/25/2037 •		183	120
3.106% due 04/25/2034 •		172	172
3.161% due 06/25/2035 •		143	143
3.486% due 06/25/2037 •		224	191
Asset-Backed Securities Corp. Home Equity Loan Trust
2.936% due 11/25/2035 •		300	301
3.386% due 06/25/2035 •		200	199
4.361% due 09/25/2034 •		1,433	1,473
4.930% due 08/15/2033 •		30	30
Avery Point CLO Ltd.
3.871% due 04/25/2026 •		3,860	3,861
Babson Euro CLO BV
0.512% due 10/25/2029 •	EUR	2,250	2,519
Basic Asset-Backed Securities Trust
2.796% due 04/25/2036 •		$140	139

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

Bayview Opportunity Master Fund Trust
4.066% due 09/28/2033 Ø	689	694
4.090% due 02/28/2034 Ø	5,603	5,667
Bear Stearns Asset-Backed Securities Trust
2.596% due 04/25/2031 •	67	96
2.636% due 06/25/2036 •	134	134
2.666% due 06/25/2047 •	30	30
2.676% due 05/25/2037 •	53	53
2.690% due 12/25/2036	270	270
2.716% due 02/25/2037 •	11,409	10,239
2.756% due 06/25/2036 •	200	199
2.826% due 05/25/2036 ^•	194	240
2.886% due 09/25/2046 •	168	162
2.916% due 12/25/2035 •	500	502
2.936% due 08/25/2036 •	326	320
2.986% due 12/25/2035 •	144	144
3.036% due 06/25/2036 •	300	298
3.186% due 11/25/2035 ^•	169	157
3.446% due 04/25/2035 •	88	88
3.536% due 08/25/2037 •	7,865	6,938
3.666% due 06/25/2043 •	1,051	1,052
3.736% due 08/25/2037 •	112	112
3.860% due 10/25/2036 ~	59	42
4.332% due 07/25/2036 ~	299	300
15.326% due 03/25/2036 ^•	192	178
Business Jet Securities LLC
4.447% due 06/15/2033	6,938	7,030
Carrington Mortgage Loan Trust
2.706% due 01/25/2037 •	1,200	976
2.746% due 02/25/2037 •	1,400	1,306
3.536% due 05/25/2035 •	300	296
Catamaran CLO Ltd.
4.115% due 01/27/2028 •	400	392
Cendant Mortgage Corp.
6.000% due 07/25/2043 ~	20	21
Cent CLO Ltd.
4.082% due 10/29/2025 •	6,759	6,772
Citigroup Mortgage Loan Trust
2.626% due 12/25/2036 •	461	458
2.656% due 05/25/2037 •	17,527	15,537
2.886% due 11/25/2046 •	228	223
2.936% due 11/25/2045 •	209	208
3.106% due 12/25/2035 •	119	120
6.351% due 05/25/2036 ^Ø	169	96
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.416% due 05/25/2035 •	200	199
Citigroup Mortgage Loan Trust, Inc.
2.746% due 01/25/2037 •	300	297
2.896% due 10/25/2035 •	1,011	1,013
3.206% due 09/25/2035 ^•	66	66
3.221% due 09/25/2035 ^•	500	502
Conseco Finance Corp.
6.810% due 12/01/2028 ~	211	214
6.870% due 04/01/2030 ~	182	191
7.060% due 02/01/2031 ~	616	606
Countrywide Asset-Backed Certificates
2.626% due 06/25/2035 •	1,443	1,309
2.626% due 07/25/2037 ^•	3,622	3,224
2.636% due 07/25/2036 ^•	72	72
2.636% due 01/25/2037 •	4,955	4,818
2.636% due 05/25/2037 •	400	396
2.646% due 01/25/2034 •	44	44
2.646% due 05/25/2036 •	459	411
2.646% due 03/25/2037 •	159	158
2.656% due 03/25/2037 •	196	188
2.656% due 05/25/2037 •	123	123
2.656% due 06/25/2047 •	150	149
2.666% due 06/25/2047 •	346	344
2.676% due 06/25/2047 •	183	181
2.686% due 09/25/2037 •	4,956	4,138
2.706% due 09/25/2037 ^•	198	167
2.706% due 09/25/2047 ^•	1,635	1,477
2.716% due 10/25/2047 •	369	355
2.736% due 01/25/2046 ^•	4,344	4,134
2.736% due 06/25/2047 •	243	229
2.786% due 07/25/2036 •	165	165
2.836% due 04/25/2036 •	36	36
2.886% due 06/25/2036 •	300	296
2.936% due 03/25/2036 •	1,100	1,084
2.936% due 03/25/2047 ^•	98	74
2.976% due 02/25/2036 •	200	200
3.146% due 12/25/2035 •	300	303
3.536% due 08/25/2035 •	95	95
3.986% due 02/25/2035 •	300	306
4.672% due 10/25/2046 ^~	14,794	13,772

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

Countrywide Asset-Backed Certificates Trust
2.616% due 04/25/2046 •	5,921	5,574
2.626% due 02/25/2037 •	10,221	9,598
2.636% due 09/25/2046 •	4,773	4,715
2.636% due 10/25/2046 ^•	397	397
2.636% due 03/25/2047 ^•	172	169
2.946% due 05/25/2036 •	600	597
3.016% due 02/25/2036 •	200	199
3.206% due 07/25/2034 •	138	139
3.216% due 07/25/2035 •	400	401
3.286% due 08/25/2047 •	689	685
3.836% due 04/25/2035 •	200	202
Countrywide Asset-Backed Certificates Trust, Inc.
3.386% due 10/25/2034 •	91	90
Countrywide Asset-Backed Certificates, Inc.
3.461% due 02/25/2034 •	69	69
Credit-Based Asset Servicing & Securitization LLC
2.606% due 07/25/2037 •	13	9
2.706% due 07/25/2037 •	284	192
3.056% due 07/25/2036 •	77	76
3.431% due 04/25/2036 •	72	72
3.663% due 06/25/2035 Ø	3	3
CVP Cascade CLO Ltd.
3.929% due 01/16/2026 •	7,723	7,724
Delta Funding Home Equity Loan Trust
3.124% due 08/15/2030 •	56	54
ECMC Group Student Loan Trust
3.240% due 02/27/2068	8,141	8,070
EMC Mortgage Loan Trust
3.226% due 05/25/2040 •	11	11
First Franklin Mortgage Loan Trust
2.626% due 12/25/2036 •	300	175
2.636% due 07/25/2036 •	48	48
2.646% due 04/25/2036 •	215	209
2.726% due 04/25/2036 •	400	371
2.726% due 08/25/2036 •	299	277
2.846% due 10/25/2035 •	110	110
2.846% due 11/25/2035 •	193	185
2.936% due 06/25/2036 •	148	149
3.221% due 09/25/2035 •	71	71
3.296% due 04/25/2035 •	257	258
3.356% due 09/25/2034 •	233	234
3.431% due 03/25/2035 •	100	100
3.686% due 01/25/2035 •	122	122
3.911% due 10/25/2034 •	742	736
First NLC Trust
2.344% due 05/25/2035 •	907	885
2.556% due 08/25/2037 •	59	35
FIRSTPLUS Home Loan Owner Trust
7.320% due 11/10/2023 ^	6	1
Fremont Home Loan Trust
2.636% due 01/25/2037 •	268	149
2.646% due 08/25/2036 •	225	101
2.656% due 02/25/2036 •	63	59
2.656% due 02/25/2037 •	938	480
2.756% due 02/25/2036 •	300	249
2.756% due 04/25/2036 •	3,000	1,837
3.221% due 07/25/2035 •	2,900	2,899
3.276% due 12/25/2029 •	7	7
Gallatin CLO Ltd.
3.837% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,585
GE-WMC Asset-Backed Pass-Through Certificates
2.736% due 12/25/2035 •	1,748	1,743
GSAA Home Equity Trust
2.606% due 04/25/2047 •	217	204
GSAMP Trust
2.576% due 01/25/2037 •	3,050	2,014
2.606% due 12/25/2036 •	1,029	595
2.636% due 06/25/2036 •	166	165
2.636% due 09/25/2036 •	363	177
2.636% due 12/25/2046 •	642	404
2.646% due 05/25/2046 •	30	30
2.686% due 11/25/2036 •	192	117
2.716% due 12/25/2046 •	192	123
2.726% due 12/25/2035 •	71	71
2.726% due 06/25/2036 •	283	189
2.756% due 04/25/2036 •	360	269
4.136% due 10/25/2034 •	50	48
Home Equity Asset Trust
3.581% due 05/25/2035 •	200	200
Home Equity Loan Trust
2.716% due 04/25/2037 •	800	719
2.826% due 04/25/2037 •	500	401
Home Equity Mortgage Loan Asset-Backed Trust
2.626% due 11/25/2036 •	461	436
2.646% due 11/25/2036 •	372	301

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

2.806% due 04/25/2037 •	339	302
HSI Asset Securitization Corp. Trust
2.596% due 12/25/2036 •	236	92
2.656% due 12/25/2036 •	1,073	418
2.706% due 12/25/2036 •	716	281
2.876% due 11/25/2035 •	300	292
IXIS Real Estate Capital Trust
3.116% due 02/25/2036 •	293	294
JPMorgan Mortgage Acquisition Trust
2.646% due 01/25/2036 •	75	74
2.646% due 05/25/2036 •	27	27
2.646% due 06/25/2036 •	38	38
2.646% due 01/25/2037 •	41	42
2.656% due 04/25/2036 •	160	160
2.746% due 03/25/2037 •	300	296
2.746% due 06/25/2037 •	300	295
2.756% due 04/25/2036 •	229	226
2.756% due 05/25/2036 •	700	691
2.756% due 07/25/2036 •	200	192
2.766% due 01/25/2037 •	200	195
6.337% due 08/25/2036 ^Ø	128	94
Lehman ABS Mortgage Loan Trust
2.576% due 06/25/2037 •	246	176
2.686% due 06/25/2037 •	198	144
Lehman XS Trust
2.636% due 04/25/2037 ^•	258	247
2.656% due 12/25/2036 •	2,482	2,389
2.656% due 02/25/2037 ^•	1,726	1,411
LoanCore Issuer Ltd.
3.614% due 05/15/2028 •	10,700	10,707
Long Beach Mortgage Loan Trust
3.046% due 07/25/2031 •	144	146
3.131% due 11/25/2035 •	390	387
3.246% due 08/25/2045 •	101	102
3.536% due 06/25/2035 •	500	497
3.761% due 02/25/2035 •	12,750	12,757
3.911% due 03/25/2032 •	256	256
Loomis Sayles CLO Ltd.
4.187% due 04/15/2028 •	550	541
M360 Advisors LLC
4.395% due 07/24/2028	5,800	5,795
MAPS Ltd.
4.212% due 05/15/2043	4,276	4,320
MASTR Asset-Backed Securities Trust
2.596% due 08/25/2036 •	182	98
2.636% due 08/25/2036 •	301	163
2.666% due 02/25/2036 •	397	207
2.726% due 06/25/2036 •	180	101
2.726% due 08/25/2036 •	180	99
2.986% due 10/25/2035 ^•	304	287
2.986% due 11/25/2035 •	10,691	7,476
3.056% due 01/25/2036 •	300	295
3.086% due 01/25/2036 •	96	96
3.236% due 12/25/2034 ^•	34	34
Meritage Mortgage Loan Trust
3.236% due 11/25/2035 •	64	65
Merrill Lynch Mortgage Investors Trust
2.726% due 08/25/2037 •	957	604
2.796% due 08/25/2036 •	300	301
2.936% due 02/25/2047 •	1,170	846
3.206% due 05/25/2036 •	241	238
MESA Trust
3.286% due 12/25/2031 •	502	497
METAL LLC
4.581% due 10/15/2042	5,235	5,231
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	595	642
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 10/25/2036 •	96	59
2.596% due 10/25/2036 •	794	497
2.626% due 10/25/2036 •	143	88
2.626% due 11/25/2036 •	256	161
2.636% due 06/25/2036 •	277	189
2.636% due 09/25/2036 •	400	200
2.636% due 10/25/2036 •	233	146
2.636% due 11/25/2036 •	1,357	928
2.666% due 03/25/2037 •	420	219
2.686% due 02/25/2037 •	145	88
2.706% due 11/25/2036 •	1,538	973
2.736% due 03/25/2037 •	420	221
2.796% due 12/25/2035 •	357	354
3.386% due 05/25/2034 •	102	102
3.416% due 03/25/2035 •	186	188
3.476% due 06/25/2035 •	400	399
3.536% due 04/25/2035 •	200	194
3.736% due 07/25/2037 •	400	375

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

4.136% due 03/25/2034 •	408	405
Morgan Stanley Capital, Inc. Trust
2.776% due 01/25/2036 •	1,214	1,197
Morgan Stanley Dean Witter Capital, Inc. Trust
3.836% due 02/25/2033 •	641	642
Morgan Stanley Home Equity Loan Trust
2.646% due 04/25/2036 •	124	95
2.656% due 04/25/2037 •	647	420
2.716% due 04/25/2037 •	216	141
Morgan Stanley Mortgage Loan Trust
2.716% due 02/25/2037 •	148	71
2.846% due 04/25/2037 •	282	135
3.935% due 11/25/2036 ^•	271	132
5.965% due 09/25/2046 ^Ø	380	210
Mountain View CLO Ltd.
3.587% due 10/15/2026 •	676	674
Nelnet Student Loan Trust
4.301% due 11/25/2024 •	8,064	8,115
New Century Home Equity Loan Trust
2.736% due 12/25/2035 •	13	13
3.161% due 06/25/2035 •	354	355
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.896% due 02/25/2036 •	129	130
6.032% due 10/25/2036 ^Ø	170	66
NovaStar Mortgage Funding Trust
2.786% due 06/25/2036 •	135	110
3.191% due 01/25/2036 •	7,500	7,453
OHA Credit Partners Ltd.
3.771% due 10/20/2025	2,294	2,305
OneMain Financial Issuance Trust
2.370% due 09/14/2032	7,300	7,245
Option One Mortgage Loan Trust
2.626% due 01/25/2037 •	72	45
2.656% due 05/25/2037 •	180	111
2.706% due 01/25/2037 •	287	183
2.816% due 04/25/2037 •	131	83
2.846% due 01/25/2036 •	300	270
3.251% due 08/25/2035 •	400	389
Option One Mortgage Loan Trust Asset-Backed Certificates
2.926% due 11/25/2035 •	212	212
2.946% due 11/25/2035 •	3,100	3,004
Ownit Mortgage Loan Trust
3.086% due 10/25/2036 ^•	229	206
Park Place Securities, Inc.
2.976% due 09/25/2035 •	200	192
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.976% due 08/25/2035 •	200	195
2.976% due 09/25/2035 •	500	499
3.281% due 07/25/2035 •	400	401
3.311% due 07/25/2035 •	950	905
3.431% due 06/25/2035 •	200	200
3.536% due 10/25/2034 •	500	506
3.611% due 03/25/2035 •	400	402
3.731% due 01/25/2036 •	300	301
4.286% due 12/25/2034 •	676	688
People’s Choice Home Loan Securities Trust
3.206% due 05/25/2035 ^•	93	92
People’s Financial Realty Mortgage Securities Trust
2.626% due 09/25/2036 •	411	158
Popular ABS Mortgage Pass-Through Trust
2.746% due 11/25/2036 •	177	175
2.876% due 02/25/2036 •	382	380
RAAC Trust
2.786% due 06/25/2044 •	63	57
2.836% due 11/25/2046 •	594	565
2.886% due 09/25/2045 •	3,700	3,679
2.886% due 06/25/2047 •	54	54
3.686% due 10/25/2045 •	250	253
3.986% due 09/25/2047 •	600	617
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036 Ø	535	301
7.238% due 09/25/2037 ^Ø	252	146
Residential Asset Mortgage Products Trust
2.646% due 12/25/2036 •	55	55
2.646% due 02/25/2037 •	139	139
2.706% due 10/25/2034 •	8	8
2.766% due 09/25/2036 •	191	183
2.786% due 05/25/2036 ^•	1,179	1,114
2.806% due 01/25/2036 •	786	713
2.966% due 09/25/2035 •	297	299
3.131% due 11/25/2035 •	201	202
3.146% due 10/25/2035 •	141	142
3.176% due 10/25/2035 •	100	99
3.386% due 08/25/2034 •	83	83
Residential Asset Securities Corp. Trust
2.616% due 11/25/2036 •	555	466

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

2.646% due 11/25/2036 ^•	382	367
2.656% due 11/25/2036 •	687	596
2.726% due 09/25/2036 •	542	539
2.736% due 04/25/2037 •	186	184
2.756% due 05/25/2037 •	141	140
2.766% due 06/25/2036 •	1,000	990
2.826% due 04/25/2037 •	1,600	1,546
2.866% due 02/25/2036 •	250	251
2.896% due 01/25/2036 •	116	115
2.906% due 10/25/2035 •	300	299
2.906% due 12/25/2035 •	400	400
2.926% due 11/25/2035 •	300	300
3.131% due 03/25/2035 •	676	678
3.146% due 12/25/2035 •	219	182
3.176% due 11/25/2035 •	300	297
3.251% due 03/25/2034 •	68	68
3.326% due 12/25/2034 •	30	30
Salomon Mortgage Loan Trust
3.386% due 11/25/2033 •	150	150
Saxon Asset Securities Trust
3.656% due 07/25/2031 •	25	25
Securitized Asset-Backed Receivables LLC Trust
2.576% due 07/25/2036 •	245	113
2.626% due 05/25/2036 •	529	334
2.646% due 07/25/2036 •	239	113
2.726% due 07/25/2036 •	205	98
2.736% due 05/25/2036 •	1,175	756
2.756% due 03/25/2036 •	202	188
3.146% due 08/25/2035 ^•	217	147
3.161% due 01/25/2035 •	64	64
3.342% due 01/25/2036 ^Ø	63	55
3.446% due 01/25/2036 ^•	85	65
Seneca Park CLO Ltd.
3.893% due 07/17/2026 •	5,424	5,429
SG Mortgage Securities Trust
2.646% due 07/25/2036 •	31,305	9,680
2.936% due 10/25/2035 •	1,000	993
SLM Student Loan Trust
4.271% due 04/25/2023 •	4,783	4,839
Soundview Home Loan Trust
2.566% due 06/25/2037 •	59	41
2.596% due 02/25/2037 •	326	122
2.646% due 11/25/2036 •	288	285
2.666% due 02/25/2037 •	456	174
2.666% due 07/25/2037 •	2,484	2,246
2.736% due 06/25/2036 •	8,440	8,206
2.836% due 03/25/2036 •	400	389
3.311% due 06/25/2035 •	79	79
3.436% due 10/25/2037 •	365	304
South Carolina Student Loan Corp.
3.626% due 09/03/2024 •	403	405
Specialty Underwriting & Residential Finance Trust
2.636% due 09/25/2037 •	132	81
2.636% due 11/25/2037 •	917	667
2.756% due 04/25/2037 •	232	143
2.786% due 12/25/2036 •	3,398	3,338
3.461% due 12/25/2035 •	308	307
SpringCastle America Funding LLC
3.050% due 04/25/2029	7,136	7,135
Staniford Street CLO Ltd.
3.791% due 06/15/2025 •	8,339	8,343
Structured Asset Investment Loan Trust
2.636% due 09/25/2036 •	203	194
2.676% due 03/25/2036 •	535	508
3.086% due 01/25/2036 •	313	312
3.386% due 05/25/2035 •	600	598
3.416% due 09/25/2034 •	791	784
3.611% due 07/25/2033 •	60	60
3.761% due 12/25/2034 •	1,138	1,124
Structured Asset Securities Corp. Mortgage Loan Trust
2.621% due 07/25/2036 •	8,040	7,858
2.626% due 09/25/2036 •	96	96
2.636% due 09/25/2036 •	132	129
2.656% due 12/25/2036 •	190	184
2.696% due 02/25/2037 •	667	660
2.716% due 01/25/2037 •	2,561	1,857
2.736% due 09/25/2036 •	200	197
3.386% due 08/25/2037 •	213	213
3.486% due 08/25/2037 •	586	589
Structured Asset Securities Corp. Trust
2.946% due 09/25/2035 •	700	670
THL Credit Wind River CLO Ltd.
3.657% due 10/15/2027 •	300	299
4.237% due 01/15/2026 •	10,500	10,504
WaMu Asset-Backed Certificates WaMu Trust
2.711% due 05/25/2037 •	11,189	10,636

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust
2.816% due 05/25/2036 •	300	297
3.431% due 03/25/2035 •	1,000	1,008
3.431% due 11/25/2035 •	200	200
4.061% due 02/25/2035 •	200	201
Total Asset-Backed Securities (Cost $413,181)		432,821

SOVEREIGN ISSUES 0.6%

Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,000	7,294
Total Sovereign Issues (Cost $6,972)		7,294

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (g) 1.3%
		17,212

U.S. TREASURY BILLS 0.0%

2.436% due 04/18/2019 (b)(c)(l)	132	132
Total Short-Term Instruments (Cost $17,344)		17,344
Total Investments in Securities (Cost $1,887,155)		1,936,533

	SHARES

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,399	113
Total Short-Term Instruments (Cost $113)		113
Total Investments in Affiliates (Cost $113)		113
Total Investments 148.6% (Cost $1,887,268)		$1,936,646
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $1,100)		413
Other Assets and Liabilities, net (48.6)%		(634,132)
Net Assets 100.0%		$1,302,927

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	2.350%	03/29/2019	04/01/2019	$14,200	U.S. Treasury Notes 2.875% due 07/31/2025	$(14,561)	$14,200	$14,203
FICC	2.000	03/29/2019	04/01/2019	3,012	U.S. Treasury Notes 1.125% due 06/30/2021	(3,075)	3,012	3,012
Total Repurchase Agreements						$(17,636)	$17,212	$17,215

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.640%	03/08/2019	04/16/2019	$(15,510)	$(15,538)
BOS	2.650	02/19/2019	04/22/2019	(2,326)	(2,333)
GRE	2.750	03/15/2019	04/15/2019	(8,321)	(8,331)
Total Reverse Repurchase Agreements					$(26,202)

(h)	Securities with an aggregate market value of $26,441 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(58,622) at a weighted average interest rate of 2.582%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	$108.500	05/24/2019	4	$4	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.750	05/24/2019	365	365	3	1
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	109.000	05/24/2019	39	39	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	109.750	05/24/2019	208	208	2	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	110.000	05/24/2019	42	42	1	0
Total Purchased Options					$6	$1

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	1,086	$264,590	$(69)	$0	$(41)
U.S. Treasury 5-Year Note June Futures	06/2019	3,265	378,179	3,528	0	(740)
				$3,459	$0	$(781)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond June Futures	06/2019	190	$(34,670)	$(796)	$70	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	348	(58,464)	(2,133)	130	0
United Kingdom Long Gilt June Futures	06/2019	327	(55,099)	(869)	26	(38)
				$(3,798)	$226	$(38)
Total Futures Contracts				$(339)	$226	$(819)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2023	1.998%	$1,000	$167	$(49)	$118	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.920	5,350	(42)	63	21	4	0
						$125	$14	$139	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$3,300	$(152)	$65	$(87)	$4	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	25,500	(1,187)	296	(891)	33	0
					$(1,339)	$361	$(978)	$37	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023		$88,200	$3,405	$(2,821)	$584	$171	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		31,800	(137)	(1,711)	(1,848)	83	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	44,700	(317)	(1,169)	(1,486)	6	0
							$2,951	$(5,701)	$(2,750)	$260	$0
Total Swap Agreements							$1,737	$(5,326)	$(3,589)	$302	$0

(j)	Securities with an aggregate market value of $10,041 and cash of $3,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2019		$53,502	EUR	47,538	$0	$(177)
	05/2019	EUR	47,538		$53,641	176	0
BPS	04/2019	ARS	80,948		1,840	0	(27)
	04/2019		$1,868	ARS	80,948	0	(1)
	05/2019		1,745		80,948	34	0
CBK	04/2019	ARS	200,519		$4,628	4	0
	04/2019	EUR	338		380	1	0
	04/2019	GBP	21,257		27,997	310	0
	04/2019		$4,696	ARS	200,519	0	(72)
	04/2019		2,339	GBP	1,760	0	(47)
	05/2019		1,078	CAD	1,433	0	(4)
GLM	04/2019	ARS	364,100		$8,361	0	(36)
	04/2019	EUR	366		411	0	0
	04/2019		$8,403	ARS	364,100	0	(6)
	05/2019		7,945		364,099	52	0
	06/2019	KRW	25,119,481		$22,408	225	0
	07/2019		$5,890	ARS	277,132	0	(277)
HUS	04/2019	ARS	244,528		$5,643	4	0
	04/2019		$5,720	ARS	244,528	0	(81)
	04/2019		4,317	GBP	3,291	0	(31)
	07/2019	ARS	277,132		$5,720	107	0
JPM	04/2019	EUR	47,200		53,877	931	0
	04/2019	GBP	1,190		1,570	20	0
	06/2019	ILS	1,840		512	3	0
	08/2019		$2,734	MXN	53,822	0	(18)
MYI	05/2019	AUD	28,474		$20,194	0	(41)
SCX	04/2019		$23,031	GBP	17,396	0	(373)
	05/2019	GBP	17,396		$23,066	372	0
SOG	06/2019		$11,757	RUB	784,517	73	0
Total Forward Foreign Currency Contracts						$2,312	$(1,191)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	$72.000	05/06/2019	62,000	$2	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2049	69.000	05/06/2019	100,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	70.000	05/06/2019	50,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	71.000	05/06/2019	100,000	4	0
Total Purchased Options					$12	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950%	06/19/2019	121,700	$(116)	$(72)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	20,400	(35)	(1)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019	25,000	(46)	0
Total Written Options						$(197)	$(73)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International
BPS	Bond	1.000%	Quarterly	06/20/2024	1.202%	$100	$(2)	$1	$0	$(1)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	2,900	(97)	(5)	0	(102)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.202	300	(5)	2	0	(3)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.221	1,200	(80)	72	0	(8)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.614	3,000	(103)	24	0	(79)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.614	1,200	(41)	9	0	(32)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	2,800	(82)	(17)	0	(99)
	Mexico Government International
	Bond	1.000	Quarterly	12/20/2023	1.092	1,300	(20)	15	0	(5)
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.202	1,600	(26)	11	0	(15)
	Mexico Government International
JPM	Bond	1.000	Quarterly	06/20/2024	1.202	100	(2)	1	0	(1)
Total Swap Agreements							$(458)	$113	$0	$(345)

(l)	Securities with an aggregate market value of $787 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,015	$0	$7,015
Corporate Bonds & Notes
Banking & Finance	0	272,195	0	272,195
Industrials	0	99,043	0	99,043
Utilities	0	3,161	0	3,161
Municipal Bonds & Notes
California	0	4,920	0	4,920
Illinois	0	3,061	0	3,061
Ohio	0	1,265	0	1,265
Pennsylvania	0	10,266	0	10,266
Texas	0	904	0	904
Virginia	0	18,213	0	18,213
West Virginia	0	23,324	0	23,324
U.S. Government Agencies	0	658,926	0	658,926
U.S. Treasury Obligations	0	122,508	0	122,508
Non-Agency Mortgage-Backed Securities	0	254,273	0	254,273
Asset-Backed Securities	0	432,821	0	432,821
Sovereign Issues	0	7,294	0	7,294
Short-Term Instruments
Repurchase Agreements	0	17,212	0	17,212
U.S. Treasury Bills	0	132	0	132

	$0	$1,936,533	$0	$1,936,533
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$113	$0	$0	$113

Total Investments	$113	$1,936,533	$0	$1,936,646

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	226	303	0	529
Over the counter	0	2,312	0	2,312

	$226	$2,615	$0	$2,841
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(819)	0	0	(819)
Over the counter	0	(1,609)	0	(1,609)

	$(819)	$(1,609)	$0	$(2,428)

Total Financial Derivative Instruments	$(593)	$1,006	$0	$413

Totals	$(480)	$1,937,539	$0	$1,937,059

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2019 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 180.5% ¤

CORPORATE BONDS & NOTES 8.7%

BANKING & FINANCE 5.9%

AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$100
4.625% due 10/30/2020		100	103
Deutsche Bank AG
4.250% due 10/14/2021		1,400	1,408
Goldman Sachs Group, Inc.
3.811% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,415
ING Bank NV
2.625% due 12/05/2022		400	400
International Lease Finance Corp.
5.875% due 04/01/2019		100	100
6.250% due 05/15/2019		100	100
8.250% due 12/15/2020		100	108
Lloyds Banking Group PLC
3.413% (US0003M + 0.800%) due 06/21/2021 ~		200	200
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~		200	200
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	1	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		135	21
Realkredit Danmark A/S
2.500% due 07/01/2047		99	16
Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~		$300	296
4.519% due 06/25/2024 •		200	205
UBS AG
3.175% due 06/08/2020 •		1,000	1,004
UniCredit SpA
7.830% due 12/04/2023		1,700	1,895
			7,571
INDUSTRIALS 0.9%

BAT Capital Corp.
3.283% due 08/14/2020 •		300	299
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc.
2.750% due 01/30/2023		300	297
Enbridge, Inc.
3.183% (US0003M + 0.400%) due 01/10/2020 ~		300	300
			1,096
UTILITIES 1.9%

AT&T, Inc.
3.737% (US0003M + 0.950%) due 07/15/2021 ~		300	303
5.150% due 02/15/2050		300	308
5.300% due 08/15/2058		100	102
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~		570	570
Petrobras Global Finance BV
5.999% due 01/27/2028		490	497
6.125% due 01/17/2022		68	72
7.375% due 01/17/2027		500	553
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~		100	99
			2,504
Total Corporate Bonds & Notes (Cost $10,911)			11,171

U.S. GOVERNMENT AGENCIES 23.4%

Fannie Mae
2.931% due 02/25/2037 •		31	31
3.500% due 12/01/2045 - 01/01/2048		789	801
3.532% due 10/01/2044 •		4	4
Fannie Mae, TBA
3.000% due 05/01/2049		300	298
3.500% due 05/01/2049		13,100	13,273
4.000% due 04/01/2049 - 05/01/2049		13,100	13,472
Freddie Mac
4.254% due 09/01/2036 •		39	41
4.505% due 07/01/2036 •		43	45
Ginnie Mae
2.888% due 02/20/2049 •		1,597	1,595

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

3.030% due 08/20/2068 •		605	597
Total U.S. Government Agencies (Cost $30,043)			30,157

U.S. TREASURY OBLIGATIONS 123.6%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021		1,487	1,475
0.125% due 01/15/2022 (g)(i)		856	850
0.125% due 04/15/2022 (e)		6,834	6,766
0.125% due 01/15/2023		2,172	2,149
0.125% due 07/15/2024 (e)		12,051	11,909
0.125% due 07/15/2026		2,562	2,508
0.250% due 01/15/2025 (e)		7,832	7,754
0.375% due 07/15/2025		3,483	3,483
0.375% due 01/15/2027 (e)		8,846	8,774
0.375% due 07/15/2027		195	194
0.500% due 01/15/2028 (e)		6,673	6,664
0.625% due 07/15/2021		335	338
0.625% due 04/15/2023		1,733	1,746
0.625% due 01/15/2024		1,355	1,369
0.625% due 01/15/2026 (e)		25,116	25,418
0.625% due 02/15/2043 (i)		438	413
0.750% due 07/15/2028		2,015	2,062
0.750% due 02/15/2042		1,660	1,620
0.750% due 02/15/2045		3,100	2,986
0.875% due 01/15/2029		2,741	2,832
0.875% due 02/15/2047		4,687	4,649
1.000% due 02/15/2046		4,546	4,645
1.000% due 02/15/2048 (e)		6,232	6,380
1.375% due 02/15/2044 (e)		7,139	7,906
1.750% due 01/15/2028 (e)		17,367	19,199
2.000% due 01/15/2026		1,919	2,118
2.125% due 02/15/2040		268	335
2.125% due 02/15/2041		2,529	3,178
2.375% due 01/15/2025		3,899	4,333
2.500% due 01/15/2029 (e)		7,924	9,400
3.375% due 04/15/2032		588	794
3.625% due 04/15/2028		2,039	2,590
3.875% due 04/15/2029		1,998	2,642
Total U.S. Treasury Obligations (Cost $157,017)			159,479

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%

Banc of America Funding Trust
4.205% due 01/20/2047 ~		775	743
Citigroup Mortgage Loan Trust
2.690% due 06/25/2047 •		448	450
Countrywide Alternative Loan Trust
2.683% due 12/20/2046 ^•		1,079	962
Grifonas Finance PLC
0.050% due 08/28/2039 •	EUR	146	150
GSR Mortgage Loan Trust
4.521% due 09/25/2035 ~		$23	23
HarborView Mortgage Loan Trust
3.088% due 06/20/2035 •		500	493
IndyMac Mortgage Loan Trust
3.326% due 05/25/2034 •		1,103	1,040
MortgageIT Trust
3.491% due 12/25/2034 •		22	21
Residential Accredit Loans, Inc. Trust
2.666% due 06/25/2046 •		243	100
Swan Trust
3.116% due 04/25/2041 •	AUD	198	141
Total Non-Agency Mortgage-Backed Securities (Cost $3,936)			4,123

ASSET-BACKED SECURITIES 7.3%

Asset-Backed Funding Certificates Trust
3.086% due 10/25/2034 •		$22	22
CIT Mortgage Loan Trust
3.840% due 10/25/2037 •		567	574
Citigroup Mortgage Loan Trust
2.566% due 01/25/2037 •		206	146
2.631% due 09/25/2036 •		626	605
Citigroup Mortgage Loan Trust, Inc.
2.946% due 10/25/2035 ^•		500	466
Countrywide Asset-Backed Certificates Trust
3.016% due 02/25/2036 •		500	499
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		242	244
Dryden Senior Loan Fund
3.687% due 10/15/2027 •		700	696
Evans Grove CLO Ltd.
3.549% due 05/28/2028 •		1,600	1,588
First Franklin Mortgage Loan Trust
3.311% due 01/25/2035 •		21	22
Home Equity Asset Trust
3.341% due 08/25/2034 •		90	90
Massachusetts Educational Financing Authority
3.721% due 04/25/2038 •		52	52
Morgan Stanley ABS Capital, Inc. Trust
3.146% due 01/25/2035 •		268	264

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

Mountain View CLO Ltd.
3.617% due 10/13/2027 •		200	199
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.996% due 05/25/2035 •		1,300	1,248
RAAC Trust
2.826% due 08/25/2036 •		87	87
Saxon Asset Securities Trust
3.131% due 05/25/2035 •		42	38
Sound Point CLO Ltd.
3.647% due 04/15/2027 •		600	600
Structured Asset Securities Corp. Mortgage Loan Trust
3.486% due 08/25/2037 •		44	44
Venture CLO Ltd.
3.429% due 02/28/2026 •		1,650	1,646
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		316	315
Total Asset-Backed Securities (Cost $9,270)			9,445

SOVEREIGN ISSUES 13.5%

Argentina Government International Bond
5.875% due 01/11/2028		320	246
6.875% due 01/26/2027		730	593
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,596	36
49.153% (BADLARPP) due 10/04/2022 ~		100	4
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		20,789	535
Australia Government International Bond
1.250% due 02/21/2022 (c)	AUD	869	634
3.000% due 09/20/2025 (c)		1,909	1,588
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (b)	BRL	1,290	314
Canadian Government Real Return Bond
4.250% due 12/01/2026 (c)	CAD	913	902
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	329	464
2.100% due 07/25/2023 (c)		338	436
2.250% due 07/25/2020 (c)		2,754	3,286
Japan Government International Bond
0.000% due 03/10/2028 (c)	JPY	150,842	1,420
Mexico Government International Bond
7.750% due 05/29/2031	MXN	8,021	400
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	433	319
2.500% due 09/20/2035 (c)		422	350
3.000% due 09/20/2030 (c)		1,286	1,077
Peru Government International Bond
5.940% due 02/12/2029	PEN	900	286
Qatar Government International Bond
3.875% due 04/23/2023		$300	309
5.103% due 04/23/2048		200	220
United Kingdom Gilt
0.125% due 03/22/2026 (c)	GBP	219	340
0.125% due 08/10/2028 (c)		1,673	2,739
0.125% due 11/22/2065 (c)		151	469
1.875% due 11/22/2022 (c)		317	485
Total Sovereign Issues (Cost $18,311)			17,452

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (d) 0.8%
			1,063

Total Short-Term Instruments (Cost $1,063)			1,063
Total Investments in Securities (Cost $230,551)			232,890
Total Investments 180.5% (Cost $230,551)			$232,890
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $(616))			(103)
Other Assets and Liabilities, net (80.4)%			(103,782)
Net Assets 100.0%			$129,005

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,063	U.S. Treasury Notes 1.125% due 06/30/2021	$(1,087)	$1,063	$1,063

Total Repurchase Agreements						$(1,087)	$1,063	$1,063

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BOS	3.100%	03/29/2019	04/01/2019	$(1,121)	$(1,122)
BPG	2.660	02/19/2019	04/18/2019	(3,685)	(3,696)
	2.660	02/20/2019	04/18/2019	(24,551)	(24,624)
TDM	2.630	02/12/2019	04/12/2019	(3,625)	(3,637)
	2.680	02/19/2019	04/12/2019	(40,629)	(40,752)
	2.680	03/01/2019	04/01/2019	(2,693)	(2,699)
	2.750	03/14/2019	04/12/2019	(7,951)	(7,962)
Total Sale-Buyback Transactions					$(84,492)

(e)	Securities with an aggregate market value of $86,213 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(77,913) at a weighted average interest rate of 2.626%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(78) of deferred price drop.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$112.000	05/24/2019	104	$104	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	112.500	05/24/2019	19	19	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	137.000	05/24/2019	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	137.500	05/24/2019	12	12	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	140.000	05/24/2019	28	28	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	142.500	05/24/2019	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	189.000	05/24/2019	13	13	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	190.000	05/24/2019	42	42	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	122.500	05/24/2019	36	36	0	1
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	123.000	05/24/2019	83	83	1	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	111.000	05/24/2019	3	3	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	210.000	05/24/2019	1	1	0	0
Total Purchased Options					$3	$2

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$125.000	04/26/2019	21	$21	$(7)	$(5)
Total Written Options					$(7)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 113.200 on Euro-Schatz June 2019 Futures	05/2019	40	$0	$0	$0	$0
Call Options Strike @ EUR 113.900 on Euro-Schatz June 2019 Futures	05/2019	200	1	0	0	0
Call Options Strike @ EUR 114.000 on Euro-Schatz June 2019 Futures	05/2019	132	1	0	0	0
Call Options Strike @ EUR 164.000 on Euro-Bobl June 2019 Futures	05/2019	8	0	0	0	0
Call Options Strike @ EUR 165.000 on Euro-BTP Italy Government Bond June 2019 Futures	05/2019	70	1	0	0	0
Call Options Strike @ EUR 172.000 on Euro-OAT France Government 10-Year Bond June 2019 Futures	05/2019	19	0	0	0	0
Call Options Strike @ EUR 173.000 on Euro-OAT France Government 10-Year Bond May 2019 Futures	05/2019	43	0	0	0	0
Call Options Strike @ EUR 175.000 on Euro-OAT France Government 10-Year Bond May 2019 Futures	05/2019	40	0	0	0	0
Euro-Bobl June Futures	06/2019	44	6,571	57	2	(8)
Euro-Bund 10-Year Bond June Futures	06/2019	212	39,557	511	0	(58)
Put Options Strike @ EUR 126.000 on Euro-Bobl June 2019 Futures	05/2019	112	1	0	0	0
Put Options Strike @ EUR 127.750 on Euro-Bobl June 2019 Futures	05/2019	30	0	0	0	0
Put Options Strike @ EUR 128.000 on Euro-Bobl June 2019 Futures	05/2019	95	1	0	0	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	88	1	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	27	0	0	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	60	1	0	0	0
Put Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	16	0	0	0	0
Put Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	9	0	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	43	0	0	0	0
U.S. Treasury 10-Year Note June Futures	06/2019	8	994	1	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	3	504	16	0	(1)
United Kingdom Long Gilt June Futures	06/2019	13	2,190	41	2	(1)
				$626	$8	$(68)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2019	10	$(807)	$(5)	$1	$(1)
Australia Government 10-Year Bond June Futures	06/2019	7	(689)	(14)	3	(2)
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	16	(22)	(13)	4	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	9	(8)	(2)	2	0
Euro-BTP Italy Government Bond June Futures	06/2019	75	(10,892)	(242)	35	0
Euro-Buxl 30-Year Bond June Futures	06/2019	32	(6,880)	(338)	46	0
Euro-OAT France Government 10-Year Bond June Futures	06/2019	102	(18,612)	(298)	38	0
Euro-Schatz June Futures	06/2019	170	(21,353)	(43)	6	(3)
Put Options Strike @ EUR 162.500 on Euro-Bund 10-Year Bond June 2019 Futures	05/2019	16	(2)	5	0	0
U.S. Treasury 5-Year Note June Futures	06/2019	81	(9,382)	(97)	18	0
U.S. Treasury 30-Year Bond June Futures	06/2019	52	(7,782)	(202)	19	0
				$(1,249)	$172	$(6)
Total Futures Contracts				$(623)	$180	$(74)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.275%	EUR	110	$2	$0	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.274		$100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.920		100	(5)	5	0	0	0
							$(6)	$9	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	Quarterly	12/20/2021	EUR	1,900	$(34)	$(11)	$(45)	$0	$(2)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,200	(146)	15	(131)	0	(9)
						$(180)	$4	$(176)	$0	$(11)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,190	$2	$77	$79	$8	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,100	3	(31)	(28)	8	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(84)	(80)	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$3,400	8	5	13	0	(6)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		4,700	6	12	18	0	(9)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,100	(236)	194	(42)	0	(12)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		2,000	0	47	47	0	(4)
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	47	47	0	(4)
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	48	48	0	(4)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,000	(24)	70	46	0	(6)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		2,300	(10)	12	2	3	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,900	(23)	28	5	8	0
Receive	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		1,600	(3)	38	35	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		11,500	194	(18)	176	15	0
Receive	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		12,200	112	(128)	(16)	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,140	(31)	74	43	3	0
Receive	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		6,980	(21)	(162)	(183)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	116	(104)	12	6	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		3,300	38	(137)	(99)	8	0
Receive	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		6,800	0	(175)	(175)	4	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,060	63	(158)	(95)	4	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	2,630	(19)	(68)	(87)	0	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		2,510	40	(156)	(116)	20	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	180,000	(3)	(34)	(37)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		170,000	(3)	(32)	(35)	0	(3)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		180,000	(10)	(50)	(60)	0	(4)
Pay	CPTFEMU	1.535	Maturity	06/15/2023	EUR	2,400	0	65	65	0	(2)
Pay	CPTFEMU	1.168	Maturity	03/15/2024		4,400	9	36	45	0	(4)
Pay	CPTFEMU	1.535	Maturity	03/15/2028		600	0	27	27	0	(1)
Pay	CPTFEMU	1.620	Maturity	05/15/2028		620	0	34	34	0	(1)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	(22)	(23)	1	0
Pay	CPTFEMU	1.796	Maturity	11/15/2038		470	0	44	44	0	(3)
Pay	CPTFEMU	1.808	Maturity	11/15/2038		500	0	48	48	0	(3)
Pay	CPTFEMU	1.570	Maturity	03/15/2039		100	0	3	3	0	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		300	1	45	46	0	(2)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		170	0	25	25	0	(2)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		250	1	37	38	0	(2)
Receive	CPURNSA	1.721	Maturity	07/15/2020		$200	0	0	0	0	0
Receive	CPURNSA	2.168	Maturity	07/15/2020		1,700	0	(9)	(9)	1	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		1,400	0	(3)	(3)	2	0
Receive	CPURNSA	2.021	Maturity	11/25/2020		1,300	0	(2)	(2)	2	0
Receive	CPURNSA	1.875	Maturity	03/14/2021		300	0	0	0	0	0
Receive	CPURNSA	1.927	Maturity	03/18/2021		600	0	(1)	(1)	0	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		900	30	(11)	19	1	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		770	23	(10)	13	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		3,240	0	(52)	(52)	7	0
Receive	CPURNSA	2.220	Maturity	04/13/2023		2,240	0	(44)	(44)	5	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		720	0	(16)	(16)	2	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		510	0	(11)	(11)	1	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

Receive	CPURNSA	2.281	Maturity	05/10/2023		770	0	(19)	(19)	1	0
Pay	CPURNSA	1.730	Maturity	07/26/2026		900	(48)	22	(26)	0	(3)
Pay	CPURNSA	1.762	Maturity	08/30/2026		1,100	(54)	27	(27)	0	(3)
Pay	CPURNSA	1.800	Maturity	09/12/2026		1,900	(19)	(21)	(40)	0	(6)
Pay	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	20	(16)	0	(2)
Pay	CPURNSA	1.805	Maturity	09/12/2026		600	(27)	15	(12)	0	(2)
Pay	CPURNSA	1.780	Maturity	09/15/2026		1,300	(63)	32	(31)	0	(4)
Pay	CPURNSA	2.335	Maturity	02/05/2028		1,650	4	48	52	0	(5)
Pay	CPURNSA	2.353	Maturity	05/09/2028		510	0	18	18	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028		770	0	27	27	0	(3)
Pay	CPURNSA	2.364	Maturity	05/10/2028		770	0	28	28	0	(3)
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	77	77	0	(7)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	150	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		40	0	0	0	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		600	0	(8)	(8)	0	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		4,400	(1)	(23)	(24)	5	0
Pay	UKRPI	3.603	Maturity	11/15/2028	GBP	60	0	2	2	0	0
Pay	UKRPI	3.718	Maturity	12/15/2028		10	0	0	0	0	0
Pay	UKRPI	3.325	Maturity	08/15/2030		2,050	(5)	(9)	(14)	0	(4)
Pay	UKRPI	3.140	Maturity	04/15/2031		40	(4)	1	(3)	0	0
Pay	UKRPI	3.470	Maturity	09/15/2032		1,870	(2)	(3)	(5)	0	(2)
Pay	UKRPI	3.500	Maturity	09/15/2033		190	0	0	0	0	0
Pay	UKRPI	3.579	Maturity	10/15/2033		210	0	6	6	0	0
Pay	UKRPI	3.358	Maturity	04/15/2035		700	(24)	18	(6)	0	(1)
							$(13)	$(245)	$(258)	$139	$(122)
Total Swap Agreements							$(199)	$(232)	$(431)	$139	$(133)

(g)	Securities with an aggregate market value of $233 and cash of $2,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	06/2019	SGD	454		$336	$1	$0
BOA	04/2019		$6,308	EUR	5,605	0	(21)
	05/2019	EUR	5,605		$6,325	21	0
BPS	04/2019	ARS	433		10	0	0
	04/2019		$10	ARS	433	0	0
	05/2019		9		433	0	0
BRC	04/2019		337	JPY	37,300	0	(1)
	04/2019		170	MXN	3,230	0	(4)
	05/2019	MXN	3,230		$169	4	0
CBK	04/2019	BRL	246		63	0	0
	04/2019	EUR	2,207		2,494	18	0
	04/2019	GBP	4,689		6,200	93	0
	04/2019	JPY	37,300		338	2	0
	04/2019		$64	BRL	246	0	(1)
	04/2019		24	CNH	159	0	0
	04/2019		1,620	GBP	1,222	0	(28)
	05/2019	BRL	246		$64	1	0
	05/2019	RUB	20,167		303	0	(2)
	05/2019		$91	EUR	81	0	0
	05/2019		339	JPY	37,300	0	(1)
	06/2019	MXN	5,222		$265	0	(1)
	07/2019		$1,926	DKK	12,595	0	(18)
FBF	04/2019	ARS	5,218		$120	0	0
	04/2019		$131	ARS	5,218	0	(11)
GLM	04/2019	ARS	1,948		$45	0	0
	04/2019	AUD	3,357		2,400	16	0
	04/2019	BRL	1,230		315	1	0
	04/2019		$45	ARS	1,948	0	0
	04/2019		2,380	AUD	3,357	4	0
	04/2019		316	BRL	1,230	0	(1)
	04/2019		97	EUR	86	0	(1)
	05/2019	AUD	3,357		$2,381	0	(4)
	05/2019		$43	ARS	1,948	0	0
	06/2019	KRW	1,563,961		$1,395	14	0
HUS	04/2019	ARS	2,837		72	6	0
	04/2019	CAD	2,238		1,696	21	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

	04/2019	CNH	5,176		739	0	(31)
	04/2019	PLN	446		119	3	0
	04/2019		$66	ARS	2,837	0	0
JPM	04/2019	BRL	1,230		$318	4	0
	04/2019	EUR	3,484		3,967	59	0
	04/2019	MXN	3,230		167	1	0
	04/2019		$327	BRL	1,230	0	(13)
	04/2019		727	CNH	5,017	19	0
	01/2020	BRL	1,290		$335	13	0
MSB	05/2019		$1,670	RUB	110,844	8	0
MYI	07/2019	DKK	12,150		$1,846	5	0
SCX	04/2019	NZD	2,425		1,668	16	0
	04/2019		$4,590	GBP	3,467	0	(74)
	04/2019		1,648	NZD	2,425	3	0
	05/2019	GBP	3,467		$4,597	74	0
	05/2019	NZD	2,425		1,649	0	(3)
	06/2019	TWD	47,739		1,554	0	(2)
	06/2019		$1,536	IDR	21,929,123	0	(12)
TOR	06/2019		1,571	COP	4,910,724	0	(36)
UAG	04/2019	DKK	12,152		$1,870	44	0
	04/2019		$1,667	CAD	2,238	8	0
	05/2019	CAD	2,238		$1,668	0	(8)
Total Forward Foreign Currency Contracts						$459	$(273)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Cost	Market Value
BRC	Put - OTC CDX.IG-31 5-Year Index	Buy	1.600%	04/17/2019	14,200	$3	$0
MYC	Put - OTC CDX.IG-31 5-Year Index	Buy	1.300	04/17/2019	1,300	0	0
						$3	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount**	Cost	Market Value

BOA	Call - OTC EUR versus USD		$1.198	04/16/2019	1,400	$0	$0
	Put - OTC USD versus CAD	CAD	1.266	04/12/2019	750	0	0
						$0	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	02/20/2020	20,400	$90	$156
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/21/2020	20,200	82	155
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/26/2020	30,800	183	164
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/27/2020	9,700	66	52
							$421	$527

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	$70.000	05/06/2019	7,700	$0	$0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	71.000	05/06/2019	8,400	1	0
					$1	$0
Total Purchased Options					$425	$527

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	04/17/2019	600	$(1)	$0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	700	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	700	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	1,600	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	04/17/2019	800	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	700	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	800	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	200	0	0
						$(7)	$0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount**	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	31,000	$(277)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,500	(19)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	(55)	(3)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(3)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,800	(54)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,100	(39)	(1)
						$(494)	$(4)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.521%	02/20/2020	8,700	$(90)	$(153)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.527	02/21/2020	8,700	(83)	(155)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.338	03/26/2020	6,300	(87)	(82)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.344	03/26/2020	6,300	(94)	(83)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.361	03/27/2020	3,900	(64)	(54)
							$(418)	$(527)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	18,200	$(14)	$(6)
Total Written Options						$(933)	$(537)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.092%	$500	$5	$(3)	$2	$0
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.092	1,350	12	(7)	5	0
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.092	550	5	(3)	2	0
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.092	500	4	(2)	2	0
JPM	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.092	100	1	(1)	0	0
							$27	$(16)	$11	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)

								Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$220	$(7)	$9	$2	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	500	(22)	27	5	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	180	(6)	8	2	0
						$(35)	$44	$9	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020		$1,700	$0	$28	$28	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	2,240	0	(2)	0	(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2019 (Unaudited)

	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		480	0	6	6	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$5,000	103	(608)	0	(505)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,230	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,740	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		890	0	9	9	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		370	0	5	5	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		2,150	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		460	0	8	8	0
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020		$4,000	0	67	67	0
	Receive	CPURNSA	1.800	Maturity	07/20/2026		600	0	(14)	0	(14)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		300	0	(6)	0	(6)
								$103	$(511)	$123	$(531)
Total Swap Agreements								$95	$(483)	$143	$(531)

(i)	Securities with an aggregate market value of $391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	YOY options may have a series of expirations.

(2)	This instrument has a forward starting effective date.

(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,571	$0	$7,571
Industrials	0	1,096	0	1,096
Utilities	0	2,504	0	2,504
U.S. Government Agencies	0	30,157	0	30,157
U.S. Treasury Obligations	0	159,479	0	159,479
Non-Agency Mortgage-Backed Securities	0	4,123	0	4,123
Asset-Backed Securities	0	9,445	0	9,445
Sovereign Issues	0	17,452	0	17,452
Short-Term Instruments
Repurchase Agreements	0	1,063	0	1,063

Total Investments	$0	$232,890	$0	$232,890

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	180	141	0	321
Over the counter	0	1,129	0	1,129

	$180	$1,270	$0	$1,450
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(74)	(138)	0	(212)
Over the counter	0	(1,341)	0	(1,341)

	$(74)	$(1,479)	$0	$(1,553)

Total Financial Derivative Instruments	$106	$(209)	$0	$(103)

Totals	$106	$232,681	$0	$232,787

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 103.1% ¤

MUNICIPAL BONDS & NOTES 102.3%

ARIZONA 1.6%

Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	$250	$295
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,096
		1,391
CALIFORNIA 13.8%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,284
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	945	954
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	1,000	1,147
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,049
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (b)	3,000	3,445
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,300	1,517
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2037	1,000	1,209
		11,605
COLORADO 2.8%

Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,360

CONNECTICUT 2.4%

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2029	110	131
Connecticut State General Obligation Bonds, Series 2019
5.000% due 04/15/2039 (a)	650	758
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,135
		2,024
FLORIDA 2.4%

Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,416
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	628
		2,044
ILLINOIS 15.4%

Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,187
5.000% due 01/01/2048	1,000	1,157
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,000	1,089
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	1,500	1,709
Chicago, Illinois General Obligation Notes, Series 2016
5.000% due 01/01/2024	1,000	1,083
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,000	511
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,000	1,001
Illinois State General Obligation Bonds, Series 2018
5.000% due 05/01/2036	1,000	1,072
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,206
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	912

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2019 (Unaudited)

3.000% due 06/15/2034	1,180	1,028
		12,955
INDIANA 0.6%

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	511

KANSAS 2.6%

Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,170

MASSACHUSETTS 5.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2041	1,000	1,073
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,109
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,250
		4,432
MICHIGAN 3.9%

Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,125
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2024	1,000	1,139
		3,264
NEVADA 1.5%

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.125% due 06/01/2058	1,250	1,291

NEW JERSEY 11.7%

Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2042	1,250	1,402
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017
5.000% due 03/01/2026	250	293
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.050% (MUNIPSA + 1.550%) due 09/01/2027 ~	500	498
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,500	1,623
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,121
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.443% (0.7*US0001M + 0.700%) due 01/01/2024 ~	1,000	1,006
Tobacco Settlement Financing Corp, New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2033	1,000	1,151
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	591
5.000% due 06/01/2046	2,000	2,178
		9,863
NEW MEXICO 0.7%

Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017
5.000% due 08/01/2027	500	606

NEW YORK 12.6%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,494
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2038	1,000	1,198
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	1,500	1,662
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,062
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,300
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2033	1,000	1,138
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,774
		10,628
NORTH CAROLINA 1.3%

North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,073

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2019 (Unaudited)

PENNSYLVANIA 4.1%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,181
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	1,000	1,106
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (b)	1,000	1,136
		3,423
PUERTO RICO 1.1%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.394% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	952

SOUTH CAROLINA 1.3%

South Carolina Public Service Authority Revenue Bonds, Series 2014
5.000% due 12/01/2049	1,000	1,087

TENNESSEE 1.6%

Tennergy Corp, Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,000	1,139
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	227
		1,366
TEXAS 13.7%

Irving Hospital Authority, Texas Revenue Bonds, Series 2017
2.600% (MUNIPSA + 1.100%) due 10/15/2044 ~	1,000	1,003
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	1,000	1,043
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	630	665
North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,150
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2025	1,000	1,163
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,134
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	4,650	5,403
		11,561
WASHINGTON 0.6%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (b)	500	535
		535
WISCONSIN 1.3%

WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,129
Total Municipal Bonds & Notes (Cost $82,161)		86,270
SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (c) 0.8%
		651

Total Short-Term Instruments (Cost $651)		651
Total Investments in Securities (Cost $82,812)		86,921

	SHARES

INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	221,175	2,187
Total Short-Term Instruments (Cost $2,187)		2,187
Total Investments in Affiliates (Cost $2,187)		2,187
Total Investments 105.7% (Cost $84,999)		$89,108
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $0)		16

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2019 (Unaudited)

Other Assets and Liabilities, net (5.7)%	(4,827)
Net Assets 100.0%	$84,297

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$651	U.S. Treasury Notes 1.125% due 06/30/2021	$(666)	$651	$651
Total Repurchase Agreements						$(666)	$651	$651

(1)	Includes accrued interest.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS: SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2019	58	$(7,205)	$(115)	$16	$0
Total Futures Contracts				$(115)	$16	$0

Cash of $142 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,391	$0	$1,391
California	0	11,605	0	11,605
Colorado	0	2,360	0	2,360
Connecticut	0	2,024	0	2,024
Florida	0	2,044	0	2,044
Illinois	0	12,955	0	12,955
Indiana	0	511	0	511
Kansas	0	2,170	0	2,170
Massachusetts	0	4,432	0	4,432
Michigan	0	3,264	0	3,264
Nevada	0	1,291	0	1,291
New Jersey	0	9,863	0	9,863
New Mexico	0	606	0	606
New York	0	10,628	0	10,628
North Carolina	0	1,073	0	1,073
Pennsylvania	0	3,423	0	3,423
Puerto Rico	0	952	0	952
South Carolina	0	1,087	0	1,087
Tennessee	0	1,366	0	1,366
Texas	0	11,561	0	11,561
Washington	0	535	0	535
Wisconsin	0	1,129	0	1,129
Short-Term Instruments
Repurchase Agreements	0	651	0	651

	$0	$86,921	$0	$86,921
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,187	$0	$0	$2,187

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2019 (Unaudited)

Total Investments	$2,187	$86,921	$0	$89,108

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$16	$0	$0	$16

Total Financial Derivative Instruments	$16	$0	$0	$16

Totals	$2,203	$86,921	$0	$89,124

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio’s, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps

March 31, 2019 (Unaudited)

and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2019, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended March 31, 2019 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions (1)
PIMCO Fixed Income SHares: Series C	$16,339	$23,111	$(34,300)	$1	$0	$5,151	$11	$0
PIMCO Fixed Income SHares: Series LD	5,317	9,102	(13,816)	0	0	603	2	0
PIMCO Fixed Income SHares: Series M	23,504	14,909	(38,300)	0	0	113	9	0
PIMCO Fixed Income SHares: Series TE	1,380	2,607	(1,800)	0	0	2,187	7	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FOB	Credit Suisse Securities (USA) LLC	SCX	Standard Chartered Bank
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford
CIW	CIBC World Markets Corp.	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC
CSN	Credit Suisse AG (New York)

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
1 Year US Treasury Yield Curve Constant
ARLLMONP	Argentina Blended Policy Rate	CMBX	Commercial Mortgage-Backed Index	H15T1Y	Maturity Rate
			Euro Area All Items Non-Seasonally Adjusted		International Swaps and Derivatives
BADLARPP	Argentina Badlar Floating Rate Notes	CPALEMU	Index	ISDA	Association, Inc.
BP0003M	3 Month GBP-LIBOR	CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR
	Credit Derivatives Index - Emerging		Consumer Price All Urban Non-Seasonally		Securities Industry and Financial Markets
CDX.EM	Markets	CPURNSA	Adjusted Index	MUNIPSA	Association (SIFMA) Municipal Swap Index
CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
Credit Derivatives Index - Investment
CDX.IG	Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	NCUA	National Credit Union Administration	TBA	To-Be-Announced
Interest rate to be determined when loan
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor	TBD%	settles or at the time of funding
BTP	Buoni del Tesoro Poliennali	OIS	Overnight Index Swap	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	YOY	Year-Over-Year
DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit